JPMorgan Core Bond Trust
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 26.3%
Aerospace & Defense — 0.7%
Airbus SE (France) 3.95%, 4/10/2047 (a)	150	125
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	1,007	846
3.00%, 9/15/2050 (a)	502	341
Boeing Co. (The)
4.88%, 5/1/2025	605	604
2.75%, 2/1/2026	701	682
2.20%, 2/4/2026	1,385	1,338
3.10%, 5/1/2026	320	311
5.04%, 5/1/2027	960	960
3.25%, 3/1/2028	840	790
6.30%, 5/1/2029 (a)	1,095	1,141
5.15%, 5/1/2030	1,540	1,533
6.39%, 5/1/2031 (a)	620	653
6.53%, 5/1/2034 (a)	1,020	1,085
5.71%, 5/1/2040	745	722
L3Harris Technologies, Inc.
5.25%, 6/1/2031	1,130	1,152
5.40%, 7/31/2033	1,082	1,107
Leidos, Inc.
2.30%, 2/15/2031	465	399
5.75%, 3/15/2033	630	649
RTX Corp.
5.15%, 2/27/2033	934	947
4.50%, 6/1/2042	2,799	2,529
4.15%, 5/15/2045	543	458
4.35%, 4/15/2047	199	172
		18,544
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	376
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (a)	490	477
1.30%, 1/8/2026 (a)	425	409
1.50%, 6/15/2026 (a)	775	736
3.00%, 2/10/2027 (a)	355	342
2.38%, 10/15/2027 (a)	530	495
1.80%, 1/10/2028 (a)	805	735
5.30%, 6/24/2029 (a)	825	837
4.55%, 9/26/2029 (a)	1,000	982
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	785	652
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	378	342
		6,007
Banks — 7.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (b)	1,800	1,822

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	900	922
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	800	727
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (a) (b)	1,600	1,605
AIB Group plc (Ireland)
(SOFR + 3.46%), 7.58%, 10/14/2026 (a) (b)	1,955	1,995
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (b)	1,500	1,535
ANZ New Zealand Int'l Ltd. (New Zealand)
5.36%, 8/14/2028 (a)	1,070	1,094
2.55%, 2/13/2030 (a)	778	701
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a) (c)	263	261
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (a)	1,250	1,009
Banco Santander SA (Spain)
5.15%, 8/18/2025	400	401
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200	189
5.59%, 8/8/2028	3,000	3,071
6.61%, 11/7/2028	1,400	1,490
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	1,700	1,659
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	1,500	1,488
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	2,926	2,812
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	1,890	1,913
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	2,710	2,806
(SOFR + 2.15%), 2.59%, 4/29/2031 (b)	1,510	1,347
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	1,120	965
(SOFR + 1.33%), 2.97%, 2/4/2033 (b)	435	381
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	2,000	2,031
(SOFR + 1.84%), 5.87%, 9/15/2034 (b)	1,440	1,519
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	1,150	1,181
(SOFR + 1.91%), 5.43%, 8/15/2035 (b)	1,203	1,202
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	3,685	2,673
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	1,878	1,894
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	755	716
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	895	913
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (b)	790	784
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (a)	910	923
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	1,650	1,659
(SOFR + 1.44%), 4.74%, 11/10/2032 (b)	1,000	985
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (a)	2,405	2,479
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (b)	2,840	2,911
(SOFR + 1.56%), 4.94%, 9/10/2030 (b)	1,020	1,011
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (b)	585	503
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	832	820
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	323	310

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	2,015	2,032
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	570	579
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	3,440	3,455
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (b)	765	667
(SOFR + 1.87%), 5.89%, 12/5/2034 (a) (b)	1,250	1,306
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (b)	1,145	1,169
BPCE SA (France)
1.00%, 1/20/2026 (a)	2,205	2,114
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	690	671
3.38%, 12/2/2026	400	390
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	1,600	1,685
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (b)	628	638
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	730	608
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (b)	1,495	1,522
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	1,370	1,408
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (b)	960	988
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	630	642
(SOFR + 1.34%), 4.63%, 9/11/2030 (b)	2,800	2,772
Citigroup, Inc.
4.40%, 6/10/2025	865	863
4.30%, 11/20/2026	1,200	1,190
6.63%, 1/15/2028	250	265
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	1,573	1,528
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	1,912	1,883
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	885	754
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	719	631
(SOFR + 1.45%), 5.45%, 6/11/2035 (b)	1,850	1,892
(SOFR + 1.38%), 2.90%, 11/3/2042 (b)	298	219
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	778
3.75%, 7/21/2026	945	925
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	1,250	1,246
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	500	492
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	2,500	2,392
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	815	852
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	1,210	1,227
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	1,535	1,572
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	998	981
Discover Bank 4.25%, 3/13/2026	1,205	1,196
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	1,280	1,315
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	939	934
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (b)	904	887

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	1,215	1,123
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	815	737
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	2,375	2,391
(SOFR + 1.95%), 2.36%, 8/18/2031 (b)	1,160	1,000
(SOFR + 2.65%), 6.33%, 3/9/2044 (b)	700	766
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (b)	920	930
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	705	675
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	361	368
(SOFR + 2.09%), 6.11%, 9/11/2034 (b)	640	677
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (b)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (a) (b)	1,890	2,005
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	398
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	770	766
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	980	935
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	1,140	1,153
4.38%, 3/22/2028	475	468
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (b)	1,240	1,267
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	940	893
3.75%, 7/18/2039	760	662
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	875	864
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	1,057	1,004
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (b)	1,550	1,599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (b)	2,500	2,549
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (b)	720	658
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	2,010	2,010
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	670	685
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	1,480	1,496
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (b)	690	688
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (b)	905	905
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (b)	1,240	1,210
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	435	412
5.41%, 5/17/2029 (a)	2,500	2,560
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	865	880
PNC Financial Services Group, Inc. (The) (SOFR + 1.26%), 4.81%, 10/21/2032 (b)	1,160	1,149
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (b)	1,820	1,812
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (b)	1,500	1,546
(SOFR + 2.14%), 6.34%, 5/31/2035 (b)	670	691
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	3,355	3,408

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	2,100	2,188
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (b)	1,290	1,268
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	1,860	1,899
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	3,947	3,799
5.25%, 2/19/2027 (a)	1,379	1,384
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	395	375
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	1,859	1,881
3.00%, 1/22/2030 (a)	235	212
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	1,915	1,634
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (b)	878	896
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	570	567
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	485	466
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	1,225	1,243
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	1,065	1,057
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (b)	3,447	3,547
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	1,480	1,516
3.04%, 7/16/2029	1,315	1,221
5.71%, 1/13/2030	1,480	1,541
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	600	608
5.52%, 7/17/2028	490	503
Truist Financial Corp.
4.00%, 5/1/2025	265	264
(SOFR + 2.05%), 6.05%, 6/8/2027 (b)	720	733
(SOFR + 2.45%), 7.16%, 10/30/2029 (b)	1,060	1,141
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	765	758
(SOFR + 1.92%), 5.71%, 1/24/2035 (b)	824	850
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	905	885
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	665	635
US Bancorp (SOFR + 1.56%), 5.38%, 1/23/2030 (b)	965	984
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	4,000	4,101
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	570	599
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	1,385	1,404
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	2,355	2,415
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	390	425
(SOFR + 1.78%), 5.50%, 1/23/2035 (b)	1,970	2,019
(SOFR + 1.38%), 5.21%, 12/3/2035 (b)	4,510	4,530
		194,462
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,529
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	66
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	780	697

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	357	323
1.85%, 9/1/2032	675	540
Constellation Brands, Inc.
4.75%, 5/9/2032	300	296
5.25%, 11/15/2048	220	213
Molson Coors Beverage Co. 4.20%, 7/15/2046	1,047	882
		5,546
Biotechnology — 0.4%
AbbVie, Inc.
4.05%, 11/21/2039	4,909	4,370
4.63%, 10/1/2042	480	443
4.40%, 11/6/2042	790	713
4.45%, 5/14/2046	190	170
Amgen, Inc.
5.60%, 3/2/2043	426	432
4.66%, 6/15/2051	1,854	1,642
3.00%, 1/15/2052	845	568
5.65%, 3/2/2053	338	345
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	887
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,068
		10,638
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.88%, 8/22/2037	1,100	999
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	290
6.50%, 8/15/2032	600	649
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	666
		1,605
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (b)	1,200	1,272
(SOFR + 1.85%), 6.47%, 10/25/2034 (b)	1,000	1,103
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	429	371
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	330
4.85%, 3/29/2029	411	412
4.70%, 9/20/2047	88	80
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	1,130	1,099
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	645	666
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	650	617
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	1,300	1,235
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	360	365

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 3.18%), 6.72%, 1/18/2029 (b)	868	907
5.41%, 5/10/2029	1,005	1,026
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	410	433
(SOFR + 1.70%), 5.00%, 9/11/2030 (b)	665	657
(SOFR + 2.05%), 5.40%, 9/11/2035 (b)	685	668
FMR LLC 6.45%, 11/15/2039 (a)	500	568
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,408
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	1,200	1,208
3.50%, 11/16/2026	469	458
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	2,900	2,779
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	780	739
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	1,260	1,202
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	1,350	1,428
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	1,455	1,463
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	1,840	1,825
(SOFR + 1.09%), 1.99%, 1/27/2032 (b)	880	740
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	1,000	869
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	2,255	1,924
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	3,075	3,105
6.75%, 10/1/2037	685	759
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	776
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (b) (c)	575	500
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	510	490
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (b)	700	701
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	1,975	1,996
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	1,965	2,007
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	2,470	2,501
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	615	619
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	1,740	1,448
(SOFR + 1.88%), 5.42%, 7/21/2034 (b)	1,820	1,853
(SOFR + 1.56%), 5.32%, 7/19/2035 (b)	840	852
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (b)	1,265	1,176
4.30%, 1/27/2045	485	426
Nasdaq, Inc. 5.55%, 2/15/2034	450	464
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,091
2.68%, 7/16/2030	700	616
5.78%, 7/3/2034	3,080	3,176
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	490	483
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	900	907
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (b)	1,200	1,164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (b)	424	431

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	1,605	1,644
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (b)	433	469
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (b)	445	459
		57,965
Chemicals — 0.1%
Albemarle Corp. 5.45%, 12/1/2044	150	139
DuPont de Nemours, Inc. 5.32%, 11/15/2038	594	617
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	172
4.13%, 3/15/2035	455	414
5.00%, 4/1/2049	230	214
Union Carbide Corp. 7.75%, 10/1/2096	850	1,066
		2,622
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (a)	2,010	2,118
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	224
		2,342
Communications Equipment — 0.1%
Cisco Systems, Inc. 5.30%, 2/26/2054	1,550	1,589
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,305
2.35%, 1/15/2032	1,095	925
		2,230
Construction Materials — 0.1%
CRH America, Inc.
3.88%, 5/18/2025 (a)	417	415
5.13%, 5/18/2045 (a)	893	846
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	749
		2,010
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	246	248
2.45%, 10/29/2026	1,560	1,491
6.10%, 1/15/2027	1,560	1,599
3.00%, 10/29/2028	690	644
5.10%, 1/19/2029	235	237
3.30%, 1/30/2032	655	581
American Express Co.
5.85%, 11/5/2027	1,470	1,521
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	1,500	1,511
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	1,000	1,002
2.13%, 2/21/2026 (a)	620	599

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.25%, 4/15/2026 (a)	1,200	1,183
4.38%, 5/1/2026 (a)	1,270	1,243
2.53%, 11/18/2027 (a)	7,294	6,778
6.38%, 5/4/2028 (a)	890	924
5.75%, 3/1/2029 (a)	1,120	1,146
5.75%, 11/15/2029 (a)	1,540	1,577
Capital One Financial Corp.
4.20%, 10/29/2025	250	248
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	780	810
(SOFR + 1.91%), 5.70%, 2/1/2030 (b)	1,060	1,085
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	920	778
General Motors Financial Co., Inc.
3.80%, 4/7/2025	685	682
1.25%, 1/8/2026	885	851
5.40%, 5/8/2027	535	542
2.35%, 1/8/2031	520	443
5.75%, 2/8/2031	595	612
2.70%, 6/10/2031	1,340	1,155
5.95%, 4/4/2034	550	567
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (a)	835	823
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	445	459
		31,339
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The)
5.00%, 9/15/2034	510	507
5.00%, 4/15/2042	1,100	1,041
5.50%, 9/15/2054	440	436
		1,984
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	1,246	1,184
Packaging Corp. of America 4.05%, 12/15/2049	845	684
WRKCo, Inc.
3.75%, 3/15/2025	400	398
3.90%, 6/1/2028	170	165
		2,431
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	402
University of Miami Series 2022, 4.06%, 4/1/2052	480	404
University of Southern California Series A, 3.23%, 10/1/2120	570	352
		1,158
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.80%, 6/15/2031	2,940	2,535

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
WP Carey, Inc.
4.25%, 10/1/2026	350	347
2.25%, 4/1/2033	1,180	953
		3,835
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
1.65%, 2/1/2028	250	228
2.75%, 6/1/2031	1,900	1,686
3.50%, 6/1/2041	1,646	1,317
3.55%, 9/15/2055	2,984	2,121
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	335	253
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	232	216
Sprint Capital Corp. 6.88%, 11/15/2028	591	634
Verizon Communications, Inc.
2.65%, 11/20/2040	988	705
3.40%, 3/22/2041	1,060	836
3.70%, 3/22/2061	1,045	759
		8,755
Electric Utilities — 3.1%
Alabama Power Co. 6.13%, 5/15/2038	239	259
Arizona Public Service Co. 5.05%, 9/1/2041	200	190
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	286
2.90%, 6/15/2050	450	301
DTE Electric Co. Series B, 3.25%, 4/1/2051	2,000	1,449
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	950	1,040
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	114
Duke Energy Corp.
3.75%, 9/1/2046	985	759
6.10%, 9/15/2053	1,360	1,451
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,522
Duke Energy Progress LLC
4.10%, 5/15/2042	273	235
4.10%, 3/15/2043	125	106
2.90%, 8/15/2051	820	540
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	750	725
Edison International
5.45%, 6/15/2029	1,830	1,867
6.95%, 11/15/2029	1,020	1,105
Electricite de France SA (France) 5.95%, 4/22/2034 (a)	1,025	1,069
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	609
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	770	777
5.50%, 6/26/2034 (a)	1,160	1,180
Entergy Arkansas LLC 2.65%, 6/15/2051	415	260
Entergy Corp. 2.95%, 9/1/2026	336	326

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Louisiana LLC
3.05%, 6/1/2031	629	570
2.90%, 3/15/2051	490	319
Entergy Mississippi LLC 5.85%, 6/1/2054	610	649
Entergy Texas, Inc. 5.80%, 9/1/2053	450	471
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,640	1,655
Evergy, Inc. 2.90%, 9/15/2029	985	906
Exelon Corp. 5.30%, 3/15/2033	1,000	1,021
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,405	2,315
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	150	143
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	240	212
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	484
Interstate Power and Light Co.
4.95%, 9/30/2034	480	476
5.45%, 9/30/2054	765	766
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	1,565	1,575
2.95%, 5/14/2030 (a)	440	398
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	560	556
MidAmerican Energy Co. 5.85%, 9/15/2054	620	667
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	315	308
Monongahela Power Co. 5.85%, 2/15/2034 (a)	420	441
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	111
5.45%, 5/15/2041	305	308
6.00%, 3/15/2054	560	608
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	2,160	2,174
5.55%, 3/15/2054	2,400	2,429
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (a)	1,000	857
5.66%, 1/17/2054 (a)	460	467
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	710	687
2.45%, 12/2/2027 (a)	795	738
4.45%, 6/15/2029 (a)	615	594
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	115
Pacific Gas and Electric Co.
3.45%, 7/1/2025	795	788
2.95%, 3/1/2026	2,560	2,500
6.40%, 6/15/2033	956	1,025
5.80%, 5/15/2034	2,124	2,208
4.20%, 6/1/2041	695	582
3.75%, 8/15/2042 (d)	308	241
4.30%, 3/15/2045	525	435
6.75%, 1/15/2053	70	79
5.90%, 10/1/2054	260	267

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PECO Energy Co. 2.80%, 6/15/2050	410	272
Pepco Holdings LLC 7.45%, 8/15/2032	316	359
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,135	1,164
Series A-3, 5.54%, 7/15/2047	1,360	1,413
Series A-3, 5.53%, 6/1/2049	1,345	1,399
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	614
Series A-4, 5.21%, 12/1/2047	420	419
Series A-5, 5.10%, 6/1/2052	795	795
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,841
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,229
PPL Capital Funding, Inc. 5.25%, 9/1/2034	745	753
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	897
Progress Energy, Inc. 7.00%, 10/30/2031	300	338
Public Service Co. of Colorado 3.55%, 6/15/2046	214	159
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	979
Series G, 6.63%, 11/15/2037	2,490	2,733
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	323
3.00%, 3/1/2051	1,925	1,328
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	1,480	1,522
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,000	990
Series A-2, 5.11%, 12/15/2047	505	495
Sierra Pacific Power Co. 5.90%, 3/15/2054	1,030	1,086
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	850	841
Series A2, 5.17%, 5/15/2041	107	108
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,752
Series B, 3.65%, 3/1/2028	400	389
Series 08-A, 5.95%, 2/1/2038	200	212
4.05%, 3/15/2042	552	463
5.88%, 12/1/2053	1,566	1,654
5.75%, 4/15/2054	1,755	1,826
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,912
Southwestern Public Service Co. 4.50%, 8/15/2041	200	179
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	326
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,213
Vistra Operations Co. LLC
6.00%, 4/15/2034 (a)	221	229
5.70%, 12/30/2034 (a) (e)	455	462
		81,989
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	170	164

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 3.90%, 11/15/2049	1,043	829
Energy Equipment & Services — 0.1%
Halliburton Co. 4.75%, 8/1/2043	540	494
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	1,126	1,102
		1,596
Entertainment — 0.1%
Warnermedia Holdings, Inc. 5.14%, 3/15/2052	1,525	1,226
Financial Services — 0.4%
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	751
3.85%, 4/5/2029	545	526
Fiserv, Inc.
3.20%, 7/1/2026	395	386
5.15%, 8/12/2034	3,200	3,205
4.40%, 7/1/2049	375	324
Global Payments, Inc.
3.20%, 8/15/2029	945	875
5.30%, 8/15/2029	371	375
2.90%, 5/15/2030	273	246
2.90%, 11/15/2031	522	456
Nationwide Building Society (United Kingdom)
1.50%, 10/13/2026 (a)	1,000	945
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	1,810	1,733
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	700	712
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (a)	513	465
		10,999
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (a)	200	206
5.38%, 1/9/2036 (a)	200	198
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	1,565	1,382
4.65%, 9/17/2034	1,410	1,365
Conagra Brands, Inc. 5.30%, 11/1/2038	220	214
J M Smucker Co. (The) 6.20%, 11/15/2033	525	564
JBS USA Holding Lux Sarl 6.75%, 3/15/2034	1,347	1,467
JBS USA Holding Lux SARL 3.75%, 12/1/2031	1,305	1,170
Kellanova 5.25%, 3/1/2033	1,109	1,133
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	785
4.38%, 6/1/2046	629	532
The Campbell's Co. 3.13%, 4/24/2050	315	216
Tyson Foods, Inc. 5.70%, 3/15/2034	920	950
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	1,500	1,336
		11,518

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	828	717
4.13%, 10/15/2044	125	107
Boston Gas Co. 4.49%, 2/15/2042 (a)	308	263
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	440	354
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,557
		2,998
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	452
4.38%, 9/1/2042	375	339
5.15%, 9/1/2043	769	769
3.55%, 2/15/2050	465	357
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	653
CSX Corp.
4.10%, 3/15/2044	190	163
3.35%, 9/15/2049	95	70
Norfolk Southern Corp. 4.05%, 8/15/2052	600	487
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (a)	1,220	1,268
Uber Technologies, Inc.
4.80%, 9/15/2034	720	705
5.35%, 9/15/2054	240	234
		5,497
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.75%, 11/30/2036	380	376
Becton Dickinson & Co. 4.67%, 6/6/2047	365	327
Boston Scientific Corp. 6.50%, 11/15/2035 (d)	900	1,012
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	809
Solventum Corp. 5.60%, 3/23/2034 (a)	1,590	1,614
		4,138
Health Care Providers & Services — 0.7%
Aetna, Inc. 6.75%, 12/15/2037	440	480
Ascension Health Series B, 2.53%, 11/15/2029	430	393
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	569
Cencora, Inc. 5.13%, 2/15/2034	1,650	1,653
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	437
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	374
Cigna Group (The) 5.13%, 5/15/2031	1,080	1,091
CommonSpirit Health
1.55%, 10/1/2025	555	541
2.78%, 10/1/2030	550	493
3.91%, 10/1/2050	545	427
CVS Health Corp.
4.30%, 3/25/2028	171	168
5.25%, 2/21/2033	1,400	1,389
5.05%, 3/25/2048	1,750	1,551

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Elevance Health, Inc.
4.63%, 5/15/2042	500	452
4.65%, 1/15/2043	535	485
4.65%, 8/15/2044	100	90
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,030
HCA, Inc.
5.60%, 4/1/2034	1,175	1,188
5.13%, 6/15/2039	725	688
5.50%, 6/15/2047	650	623
3.50%, 7/15/2051	414	285
4.63%, 3/15/2052	1,385	1,149
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	195
Memorial Health Services 3.45%, 11/1/2049	1,340	1,017
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	171
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	232
Texas Health Resources 4.33%, 11/15/2055	300	263
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	677
3.25%, 5/15/2051	560	395
5.88%, 2/15/2053	650	694
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	484
		19,684
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	133
2.00%, 5/18/2032	980	798
5.25%, 5/15/2036	750	752
4.00%, 2/1/2050	653	513
DOC DR LLC 2.63%, 11/1/2031	505	436
Healthcare Realty Holdings LP
3.10%, 2/15/2030	1,604	1,454
2.00%, 3/15/2031	610	506
Healthpeak OP LLC
3.40%, 2/1/2025	17	17
3.50%, 7/15/2029	772	731
Sabra Health Care LP 3.20%, 12/1/2031	825	722
Ventas Realty LP
3.50%, 2/1/2025	242	241
4.13%, 1/15/2026	114	113
3.25%, 10/15/2026	292	284
3.85%, 4/1/2027	554	542
Welltower OP LLC 6.50%, 3/15/2041	350	390
		7,632
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.
4.70%, 12/9/2035	700	685

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
5.45%, 8/14/2053	1,060	1,064
Starbucks Corp. 4.90%, 2/15/2031	1,000	1,014
		2,763
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II 7.47%, 7/31/2028 (a)	1,280	1,364
Constellation Energy Generation LLC
5.80%, 3/1/2033	1,269	1,329
5.75%, 10/1/2041	235	239
6.50%, 10/1/2053	1,190	1,329
		4,261
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	1,200	1,194
Industrial REITs — 0.0% ^
Prologis LP
2.88%, 11/15/2029	380	352
3.00%, 4/15/2050	905	616
		968
Insurance — 1.0%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	520	403
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	520	575
Aon North America, Inc.
5.45%, 3/1/2034	1,990	2,044
5.75%, 3/1/2054	1,590	1,647
Athene Global Funding
2.50%, 1/14/2025 (a)	239	238
1.45%, 1/8/2026 (a)	865	833
2.95%, 11/12/2026 (a)	3,475	3,347
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	845	680
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,569
CNO Global Funding 4.95%, 9/9/2029 (a)	1,400	1,401
Corebridge Global Funding 5.20%, 6/24/2029 (a)	1,290	1,307
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	563	591
6.50%, 6/4/2029	470	484
F&G Global Funding
1.75%, 6/30/2026 (a)	750	712
5.88%, 6/10/2027 (a)	1,100	1,118
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	206	206
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	208	184
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	436
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	352
High Street Funding Trust I 4.11%, 2/15/2028 (a)	838	814
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	408	403
3.95%, 10/15/2050 (a)	900	683

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	100	101
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	795	720
Pacific Life Global Funding II 5.50%, 8/28/2026 (a)	1,015	1,030
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (b)	266	216
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	900	915
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	800	811
Prudential Financial, Inc. 3.91%, 12/7/2047	300	241
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	1,750	1,785
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	200	199
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	400	335
		26,380
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	1,350	1,420
5.40%, 8/15/2054	815	832
		2,252
IT Services — 0.2%
Accenture Capital, Inc.
4.25%, 10/4/2031	1,125	1,101
4.50%, 10/4/2034	760	739
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	795
2.30%, 9/14/2031	1,515	1,278
		3,913
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	447
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,284
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	531
		2,262
Media — 0.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	543
4.80%, 3/1/2050	1,475	1,165
3.70%, 4/1/2051	1,120	742
Comcast Corp.
3.25%, 11/1/2039	1,715	1,352
3.45%, 2/1/2050	609	443
2.89%, 11/1/2051	1,086	702
5.35%, 5/15/2053	1,160	1,142
2.94%, 11/1/2056	1,729	1,085
2.99%, 11/1/2063	259	157
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	635	390
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	804

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Time Warner Cable LLC
6.55%, 5/1/2037	400	398
5.50%, 9/1/2041	359	316
		9,239
Metals & Mining — 0.2%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	326
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	917	951
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (a)	1,080	1,109
Reliance, Inc. 1.30%, 8/15/2025	2,500	2,439
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	625
		5,450
Multi-Utilities — 0.3%
Ameren Illinois Co. 5.55%, 7/1/2054	1,650	1,724
CMS Energy Corp. 3.00%, 5/15/2026	475	463
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	1,090	758
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	195
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	928
NiSource, Inc. 1.70%, 2/15/2031	740	615
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	316
2.95%, 8/15/2051	1,050	719
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	248
5.75%, 9/15/2033	760	795
Series 21A, 3.15%, 9/30/2051	420	286
		7,047
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	335	296
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (a)	660	638
5.80%, 10/1/2054 (a)	360	347
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (a)	732	722
5.13%, 9/16/2034 (a)	2,012	1,978
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,313
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	807
Cheniere Energy, Inc. 5.65%, 4/15/2034	690	706
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	481	475
ConocoPhillips Co. 5.50%, 1/15/2055 (e)	1,500	1,511
Coterra Energy, Inc. 3.90%, 5/15/2027	935	916
Devon Energy Corp. 5.75%, 9/15/2054	1,310	1,263
DT Midstream, Inc. 4.30%, 4/15/2032 (a)	900	836
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	616

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	1,090	1,131
5.63%, 4/5/2034	1,350	1,391
Energy Transfer LP
5.25%, 7/1/2029	1,450	1,471
4.15%, 9/15/2029	1,444	1,402
6.10%, 2/15/2042	400	412
5.30%, 4/1/2044	170	160
6.25%, 4/15/2049	800	838
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	925	905
Enterprise Products Operating LLC 4.95%, 2/15/2035	2,380	2,366
Exxon Mobil Corp.
3.00%, 8/16/2039	895	706
3.57%, 3/6/2045	1,215	964
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (a)	545	432
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	990	799
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	2,450	2,399
HF Sinclair Corp. 5.88%, 4/1/2026	577	582
Kinder Morgan, Inc.
5.00%, 2/1/2029	1,147	1,155
7.80%, 8/1/2031	1,151	1,324
MPLX LP
5.50%, 6/1/2034	1,690	1,709
4.95%, 3/14/2052	520	463
Northern Natural Gas Co. 5.63%, 2/1/2054 (a)	240	244
Occidental Petroleum Corp.
5.20%, 8/1/2029	370	371
5.38%, 1/1/2032	360	358
4.30%, 8/15/2039	509	425
ONEOK Partners LP 6.65%, 10/1/2036	350	386
ONEOK, Inc.
4.75%, 10/15/2031	2,125	2,095
5.70%, 11/1/2054	1,870	1,861
Phillips 66 Co.
3.15%, 12/15/2029	985	912
4.90%, 10/1/2046	300	270
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	905
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	278	269
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	375	375
5.03%, 10/1/2029 (a)	430	427
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	649	715
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	905
3.46%, 7/12/2049	815	606
3.13%, 5/29/2050	1,180	824

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Valero Energy Corp.
2.15%, 9/15/2027	508	477
7.50%, 4/15/2032	175	201
Williams Cos., Inc. (The) 5.80%, 11/15/2054	2,000	2,067
		47,430
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	861	786
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	1,075	1,019
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	339
4.00%, 9/18/2042	240	209
Bristol-Myers Squibb Co.
3.70%, 3/15/2052	1,015	787
5.55%, 2/22/2054	160	165
5.65%, 2/22/2064	1,460	1,493
Eli Lilly & Co. 5.00%, 2/9/2054	890	866
Merck & Co., Inc.
4.00%, 3/7/2049	860	714
2.90%, 12/10/2061	965	595
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	2,036
Royalty Pharma plc 1.20%, 9/2/2025	353	343
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,265	958
5.65%, 7/5/2044	422	433
3.18%, 7/9/2050	1,486	1,023
Zoetis, Inc. 2.00%, 5/15/2030	760	660
		10,621
Residential REITs — 0.1%
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,715
Mid-America Apartments LP 3.95%, 3/15/2029	920	896
UDR, Inc.
2.95%, 9/1/2026	382	369
3.00%, 8/15/2031	305	273
2.10%, 8/1/2032	640	521
		3,774
Retail REITs — 0.2%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	399
2.25%, 4/1/2028	840	771
2.50%, 8/16/2031	425	363
NNN REIT, Inc.
4.00%, 11/15/2025	783	777
4.30%, 10/15/2028	620	611

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
5.60%, 10/15/2033	600	618
Realty Income Corp. 1.80%, 3/15/2033	530	415
Regency Centers LP 2.95%, 9/15/2029	745	690
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	420	419
		5,063
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
1.95%, 2/15/2028 (a)	2,500	2,298
5.05%, 7/12/2029	2,650	2,680
4.55%, 2/15/2032	1,724	1,687
3.14%, 11/15/2035 (a)	1,413	1,176
Intel Corp.
3.73%, 12/8/2047	580	415
3.25%, 11/15/2049	695	451
3.05%, 8/12/2051	695	430
5.70%, 2/10/2053	590	563
KLA Corp. 3.30%, 3/1/2050	600	439
Marvell Technology, Inc. 5.75%, 2/15/2029	1,360	1,405
NXP BV (China)
2.50%, 5/11/2031	1,405	1,212
3.25%, 5/11/2041	1,445	1,092
3.25%, 11/30/2051	682	463
Texas Instruments, Inc. 5.05%, 5/18/2063	2,379	2,280
		16,591
Software — 0.4%
Cadence Design Systems, Inc.
4.30%, 9/10/2029	10	10
4.70%, 9/10/2034	1,820	1,787
Intuit, Inc.
5.20%, 9/15/2033	1,210	1,239
5.50%, 9/15/2053	380	390
Oracle Corp.
4.90%, 2/6/2033	1,300	1,294
3.60%, 4/1/2040	1,000	812
3.60%, 4/1/2050	920	680
4.38%, 5/15/2055	900	746
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,260
2.00%, 6/30/2030	570	493
VMware LLC 4.65%, 5/15/2027	550	549
		9,260
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	312	304
2.10%, 6/15/2030	630	546
1.88%, 10/15/2030	1,090	923

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
3.10%, 6/15/2050	496	337
2.95%, 1/15/2051	324	215
Crown Castle, Inc.
4.00%, 3/1/2027	264	260
2.10%, 4/1/2031	2,000	1,681
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,092
Extra Space Storage LP
4.00%, 6/15/2029	859	831
5.90%, 1/15/2031	1,080	1,131
2.40%, 10/15/2031	485	411
Public Storage Operating Co.
1.95%, 11/9/2028	615	559
2.25%, 11/9/2031	516	441
		8,731
Specialty Retail — 0.1%
AutoZone, Inc.
1.65%, 1/15/2031	690	575
5.40%, 7/15/2034	760	771
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	421
		1,767
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.10%, 8/8/2062	1,200	1,007
Dell International LLC
6.02%, 6/15/2026	520	528
4.90%, 10/1/2026	1,265	1,267
5.25%, 2/1/2028	1,245	1,268
3.45%, 12/15/2051	61	44
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	2,090	2,062
		6,176
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,427
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	720
4.39%, 8/15/2037	1,730	1,544
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	110
		3,801
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC 5.38%, 7/15/2029 (a)	2,400	2,439
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 5/1/2050	1,096	808
5.45%, 3/1/2054	2,300	2,334
		3,142

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,847
5.15%, 4/15/2034	830	837
3.40%, 10/15/2052	1,525	1,082
3.60%, 11/15/2060	915	644
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	1,105	995
5.63%, 2/10/2053	250	248
5.75%, 6/28/2054	1,400	1,405
		8,058
Total Corporate Bonds (Cost $727,527)		699,390
U.S. Treasury Obligations — 24.6%
U.S. Treasury Bonds
1.13%, 5/15/2040	5,350	3,398
3.88%, 8/15/2040	10,580	10,010
2.25%, 5/15/2041	18,355	13,714
2.38%, 2/15/2042	48,290	36,189
2.75%, 11/15/2042	12,300	9,675
4.00%, 11/15/2042	4,400	4,161
3.13%, 2/15/2043	415	345
3.63%, 8/15/2043	6,564	5,847
3.75%, 11/15/2043	24,928	22,557
3.00%, 11/15/2044	8,200	6,554
2.25%, 8/15/2046	10,363	7,095
3.00%, 2/15/2047	548	430
3.13%, 5/15/2048	3,757	2,990
3.00%, 8/15/2048	2,610	2,028
2.25%, 8/15/2049	14,665	9,716
2.38%, 11/15/2049	3,700	2,516
2.00%, 2/15/2050	5,329	3,318
1.25%, 5/15/2050	6,152	3,145
1.38%, 8/15/2050	565	297
1.63%, 11/15/2050	8,800	4,950
1.88%, 2/15/2051	18,386	11,031
2.00%, 8/15/2051	810	499
1.88%, 11/15/2051	7,225	4,304
2.25%, 2/15/2052	3,325	2,172
2.88%, 5/15/2052	6,575	4,937
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	452	451
3.63%, 4/15/2028	1,558	1,648
2.50%, 1/15/2029	441	453
U.S. Treasury Notes
5.00%, 10/31/2025	3,840	3,860
0.88%, 6/30/2026	25,000	23,721

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.63%, 5/31/2027	12,000	11,571
3.25%, 6/30/2027	12,000	11,745
3.13%, 8/31/2027	43,850	42,711
0.38%, 9/30/2027	4,690	4,224
0.75%, 1/31/2028	4,500	4,053
1.25%, 3/31/2028	9,800	8,929
3.50%, 4/30/2028	50,370	49,380
1.25%, 6/30/2028	13,469	12,192
1.00%, 7/31/2028	9,500	8,500
4.13%, 7/31/2028	38,000	38,001
1.75%, 1/31/2029	3,850	3,505
1.88%, 2/28/2029	18,000	16,449
2.88%, 4/30/2029	25,060	23,821
2.75%, 5/31/2029	130	123
3.25%, 6/30/2029	35,100	33,854
4.88%, 10/31/2030	17,500	18,184
1.25%, 8/15/2031	1,040	866
1.38%, 11/15/2031	1,174	979
1.88%, 2/15/2032	70,855	60,888
2.88%, 5/15/2032	15,725	14,443
2.75%, 8/15/2032	20,510	18,616
4.50%, 11/15/2033	56,200	57,489
4.00%, 2/15/2034	4,046	3,985
U.S. Treasury STRIPS Bonds
8.93%, 5/15/2026 (f)	1,500	1,409
4.09%, 8/15/2026 (f)	1,592	1,480
4.99%, 11/15/2040 (f)	5,430	2,599
4.93%, 2/15/2041 (f)	3,487	1,647
2.66%, 11/15/2041 (f)	500	227
Total U.S. Treasury Obligations (Cost $712,488)		653,881
Mortgage-Backed Securities — 23.2%
FHLMC
Pool # 846812, ARM, 6.57%, 4/1/2030 (g)	1	1
Pool # 781087, ARM, 6.36%, 12/1/2033 (g)	74	76
Pool # 1B1665, ARM, 6.78%, 4/1/2034 (g)	42	42
Pool # 847356, ARM, 6.69%, 12/1/2034 (g)	42	43
Pool # 782979, ARM, 6.37%, 1/1/2035 (g)	61	63
Pool # 1Q0025, ARM, 6.39%, 2/1/2036 (g)	20	21
Pool # 848431, ARM, 6.93%, 2/1/2036 (g)	30	31
Pool # 1L1286, ARM, 7.13%, 5/1/2036 (g)	7	7
Pool # 848365, ARM, 7.12%, 7/1/2036 (g)	35	36
Pool # 1A1096, ARM, 7.16%, 10/1/2036 (g)	70	71
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (g)	34	35
Pool # 1G2539, ARM, 7.20%, 10/1/2036 (g)	9	9
Pool # 1G2671, ARM, 6.11%, 11/1/2036 (g)	65	66
Pool # 782760, ARM, 7.26%, 11/1/2036 (g)	34	36
Pool # 1J1634, ARM, 6.72%, 12/1/2036 (g)	46	47

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1Q0739, ARM, 7.52%, 3/1/2037 (g)	39	40
Pool # 848699, ARM, 7.02%, 7/1/2040 (g)	65	67
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	75	73
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	11	11
Pool # G01448, 7.00%, 8/1/2032	21	22
Pool # A13625, 5.50%, 10/1/2033	81	81
Pool # A16107, 6.00%, 12/1/2033	48	50
Pool # A17537, 6.00%, 1/1/2034	43	44
Pool # A61572, 5.00%, 9/1/2034	241	243
Pool # A28796, 6.50%, 11/1/2034	42	44
Pool # G03369, 6.50%, 1/1/2035	88	90
Pool # A46987, 5.50%, 7/1/2035	202	207
Pool # G01919, 4.00%, 9/1/2035	135	131
Pool # C02641, 7.00%, 10/1/2036	30	31
Pool # C02660, 6.50%, 11/1/2036	61	64
Pool # A93383, 5.00%, 8/1/2040	169	172
Pool # A93511, 5.00%, 8/1/2040	163	165
Pool # G06493, 4.50%, 5/1/2041	706	699
Pool # Z40179, 4.00%, 7/1/2048	1,757	1,669
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	24	25
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	237	231
Pool # U80254, 3.00%, 3/1/2033	162	154
Pool # P20409, 5.50%, 10/1/2033	38	38
Pool # U90975, 4.00%, 6/1/2042	713	684
Pool # U90673, 4.00%, 1/1/2043	186	178
Pool # U99134, 4.00%, 1/1/2046	3,681	3,530
Pool # U69030, 4.50%, 1/1/2046	1,299	1,280
Pool # RE0006, 3.50%, 1/1/2050	2,359	2,121
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,216	1,173
FHLMC UMBS, 30 Year
Pool # SD3301, 2.50%, 1/1/2051	3,033	2,576
Pool # RA5680, 2.00%, 8/1/2051	8,240	6,634
Pool # SD1076, 3.00%, 1/1/2052	752	664
Pool # RA6702, 3.00%, 2/1/2052	3,597	3,137
Pool # SD3952, 2.50%, 3/1/2052	5,230	4,447
Pool # QE3414, 3.00%, 5/1/2052	3,871	3,407
Pool # SD3781, 4.00%, 7/1/2052	3,303	3,095
Pool # QF0379, 5.00%, 8/1/2052	1,067	1,050
Pool # SD1725, 4.00%, 10/1/2052	4,891	4,583
FNMA
Pool # 54844, ARM, 4.56%, 9/1/2027 (g)	2	2
Pool # 303532, ARM, 4.63%, 3/1/2029 (g)	1	1
Pool # 555258, ARM, 6.65%, 1/1/2033 (g)	119	118
Pool # 722985, ARM, 7.28%, 7/1/2033 (g)	6	6
Pool # 746299, ARM, 7.59%, 9/1/2033 (g)	41	43

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 766610, ARM, 6.08%, 1/1/2034 (g)	12	12
Pool # 920467, ARM, 8.12%, 2/1/2034 (g)	59	60
Pool # 770377, ARM, 6.42%, 4/1/2034 (g)	19	19
Pool # 751531, ARM, 7.21%, 5/1/2034 (g)	49	50
Pool # 782306, ARM, 6.17%, 7/1/2034 (g)	5	5
Pool # 735332, ARM, 6.89%, 8/1/2034 (g)	54	55
Pool # 790235, ARM, 7.36%, 8/1/2034 (g)	40	41
Pool # 791961, ARM, 6.69%, 9/1/2034 (g)	13	13
Pool # 803594, ARM, 6.59%, 10/1/2034 (g)	48	49
Pool # 803599, ARM, 6.60%, 10/1/2034 (g)	36	36
Pool # 896463, ARM, 7.46%, 10/1/2034 (g)	30	31
Pool # 806776, ARM, 6.29%, 11/1/2034 (g)	55	55
Pool # 806778, ARM, 6.95%, 11/1/2034 (g)	115	118
Pool # 810896, ARM, 6.74%, 1/1/2035 (g)	95	96
Pool # 802692, ARM, 7.00%, 1/1/2035 (g)	44	44
Pool # 816597, ARM, 6.05%, 2/1/2035 (g)	12	13
Pool # 735539, ARM, 6.68%, 4/1/2035 (g)	172	178
Pool # 745862, ARM, 7.04%, 4/1/2035 (g)	29	30
Pool # 821378, ARM, 7.04%, 5/1/2035 (g)	31	31
Pool # 823660, ARM, 7.10%, 5/1/2035 (g)	31	31
Pool # 745766, ARM, 6.51%, 6/1/2035 (g)	75	76
Pool # 843026, ARM, 7.11%, 9/1/2035 (g)	87	88
Pool # 832801, ARM, 7.37%, 9/1/2035 (g)	7	7
Pool # 849251, ARM, 6.83%, 1/1/2036 (g)	33	33
Pool # 895141, ARM, 7.31%, 7/1/2036 (g)	38	38
Pool # 900197, ARM, 7.51%, 10/1/2036 (g)	46	47
Pool # 966946, ARM, 6.28%, 1/1/2038 (g)	2	2
FNMA UMBS, 20 Year Pool # MA1138, 3.50%, 8/1/2032	191	184
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	8	9
Pool # 695533, 8.00%, 6/1/2027	4	4
Pool # 755973, 8.00%, 11/1/2028	28	29
Pool # 455759, 6.00%, 12/1/2028	4	4
Pool # 252211, 6.00%, 1/1/2029	4	4
Pool # 459097, 7.00%, 1/1/2029	—	—
Pool # 889020, 6.50%, 11/1/2029	68	70
Pool # 598559, 6.50%, 8/1/2031	15	15
Pool # 622542, 5.50%, 9/1/2031	85	87
Pool # 788150, 6.00%, 3/1/2032	9	9
Pool # 675555, 6.00%, 12/1/2032	25	25
Pool # AL0045, 6.00%, 12/1/2032	107	110
Pool # 674349, 6.00%, 3/1/2033	5	6
Pool # 688625, 6.00%, 3/1/2033	6	6
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	34	35
Pool # 723852, 5.00%, 7/1/2033	46	45
Pool # 729296, 5.00%, 7/1/2033	95	95
Pool # 729379, 6.00%, 8/1/2033	11	12

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 737825, 6.00%, 9/1/2033	15	15
Pool # 750977, 4.50%, 11/1/2033	27	27
Pool # 725017, 5.50%, 12/1/2033	170	173
Pool # 751341, 5.50%, 3/1/2034	24	24
Pool # 888568, 5.00%, 12/1/2034	4	4
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	1,191	1,248
Pool # 820347, 5.00%, 9/1/2035	32	32
Pool # 833657, 7.50%, 8/1/2036	13	14
Pool # 986648, 6.00%, 9/1/2037	59	61
Pool # 888892, 7.50%, 11/1/2037	16	17
Pool # 257510, 7.00%, 12/1/2038	64	68
Pool # AD0753, 7.00%, 1/1/2039	42	43
Pool # AT5891, 3.00%, 6/1/2043	1,393	1,260
Pool # AL7527, 4.50%, 9/1/2043	476	471
Pool # BM3500, 4.00%, 9/1/2047	1,384	1,336
Pool # BJ1778, 4.50%, 10/1/2047	491	478
Pool # BN9180, 4.00%, 6/1/2049	331	314
Pool # BK8753, 4.50%, 6/1/2049	674	654
Pool # BO1219, 4.50%, 6/1/2049	1,887	1,828
Pool # BO7077, 3.00%, 9/1/2049	1,779	1,587
Pool # CA5549, 3.00%, 4/1/2050	4,082	3,643
Pool # CA5702, 2.50%, 5/1/2050	5,270	4,487
Pool # CA6079, 2.50%, 6/1/2050	2,956	2,479
Pool # BP6439, 2.50%, 7/1/2050	6,479	5,435
Pool # CA6361, 2.50%, 7/1/2050	3,873	3,304
Pool # CA6989, 2.50%, 9/1/2050	4,649	3,966
Pool # FS3599, 2.50%, 1/1/2051	4,484	3,795
Pool # BQ4516, 2.00%, 2/1/2051	6,052	4,887
Pool # FS0730, 4.00%, 2/1/2051	3,659	3,447
Pool # CB0047, 3.00%, 4/1/2051	887	774
Pool # BU0070, 2.50%, 10/1/2051	4,380	3,698
Pool # CB1908, 2.50%, 10/1/2051	10,436	8,819
Pool # MA4466, 2.50%, 11/1/2051	4,137	3,480
Pool # FS2559, 3.00%, 12/1/2051	2,332	2,054
Pool # FS4108, 4.00%, 12/1/2051	3,445	3,234
Pool # CB2637, 2.50%, 1/1/2052	3,564	3,016
Pool # CB2664, 3.00%, 1/1/2052	1,672	1,473
Pool # CB2670, 3.00%, 1/1/2052	3,453	3,017
Pool # FS5986, 2.50%, 2/1/2052	4,543	3,864
Pool # FS3345, 3.00%, 2/1/2052	4,362	3,843
Pool # FS7749, 3.00%, 2/1/2052	4,533	4,010
Pool # FS5446, 2.50%, 3/1/2052	5,887	4,962
Pool # FS8041, 2.50%, 3/1/2052	4,372	3,719
Pool # FS0751, 3.00%, 3/1/2052	857	755
Pool # BV5389, 3.00%, 4/1/2052	2,147	1,890
Pool # CB3383, 4.00%, 4/1/2052	4,279	4,010
Pool # FS4720, 2.50%, 5/1/2052	4,414	3,765

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS7204, 3.00%, 5/1/2052	1,704	1,501
Pool # CB3679, 4.00%, 5/1/2052	4,049	3,794
Pool # CB3913, 4.00%, 5/1/2052	1,620	1,518
Pool # BV2531, 3.00%, 6/1/2052	22,327	19,508
Pool # BV5631, 3.00%, 6/1/2052	6,215	5,471
Pool # CB4124, 4.00%, 6/1/2052	2,078	1,947
Pool # CB4608, 4.00%, 9/1/2052	4,532	4,247
Pool # BW8524, 5.00%, 9/1/2052	1,841	1,812
Pool # BW9985, 5.00%, 9/1/2052	3,656	3,599
Pool # BV6789, 4.00%, 10/1/2052	1,320	1,237
Pool # BX0091, 5.00%, 10/1/2052	1,849	1,820
Pool # BV6794, 5.00%, 11/1/2052	1,649	1,638
Pool # CB5896, 5.00%, 3/1/2053	2,479	2,442
Pool # BY4714, 5.00%, 6/1/2053	5,672	5,569
Pool # BY7027, 5.00%, 8/1/2053	4,913	4,823
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	14	14
Pool # 653815, 7.00%, 2/1/2033	4	4
Pool # 752786, 6.00%, 9/1/2033	26	26
Pool # 931717, 6.50%, 8/1/2039	117	118
FNMA, Other
Pool # 470300, 3.64%, 1/1/2025	817	814
Pool # AM4991, 3.97%, 12/1/2025	1,521	1,509
Pool # AL6805, 3.81%, 1/1/2026 (g)	1,683	1,668
Pool # 468645, 4.54%, 7/1/2026	2,265	2,265
Pool # AM7223, 3.11%, 12/1/2026	3,074	2,992
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,946
Pool # AM8803, 2.78%, 6/1/2027	4,400	4,222
Pool # AM8987, 2.79%, 6/1/2027	1,620	1,553
Pool # BL9574, 1.00%, 12/1/2027	3,861	3,506
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,920
Pool # BS8075, 5.00%, 9/1/2029	1,898	1,934
Pool # BZ1715, 4.48%, 10/1/2029	2,325	2,326
Pool # BL4364, 2.24%, 11/1/2029	5,268	4,769
Pool # BL4333, 2.52%, 11/1/2029	5,748	5,266
Pool # AM7785, 3.17%, 2/1/2030	2,622	2,474
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,915
Pool # AM8544, 3.08%, 4/1/2030	6,991	6,559
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,395
Pool # AM8700, 2.93%, 6/1/2030	1,826	1,699
Pool # AM9020, 2.97%, 6/1/2030	3,514	3,273
Pool # BZ1291, 4.82%, 8/1/2030	5,000	5,081
Pool # BZ2136, 4.59%, 9/1/2030	817	821
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,128
Pool # BL9251, 1.45%, 10/1/2030	4,350	3,697
Pool # BZ1791, 4.61%, 8/1/2031	4,443	4,449
Pool # BL4315, 2.39%, 9/1/2031	4,298	3,791

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5153, 2.53%, 9/1/2031	971	856
Pool # BS5071, 2.63%, 9/1/2031	2,993	2,643
Pool # BS3637, 1.73%, 11/1/2031	3,880	3,263
Pool # BS4313, 1.98%, 1/1/2032	8,350	7,071
Pool # BS8294, 4.44%, 1/1/2032	2,463	2,439
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,905
Pool # BM7037, 1.76%, 3/1/2032 (g)	6,739	5,607
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,338
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,267
Pool # BS5760, 2.43%, 5/1/2032	2,854	2,499
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,769
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,077
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,859
Pool # BS6597, 3.67%, 9/1/2032	820	767
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,645
Pool # BS6505, 3.54%, 10/1/2032	3,375	3,148
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,291
Pool # BS6759, 3.97%, 10/1/2032	4,839	4,659
Pool # AP9632, 4.00%, 10/1/2032	110	107
Pool # AP9762, 4.00%, 10/1/2032	66	64
Pool # BS6926, 4.51%, 10/1/2032	4,000	3,990
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,060
Pool # BM6492, 1.51%, 11/1/2032 (g)	15,806	12,756
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,246
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,590
Pool # AQ7084, 3.50%, 12/1/2032	241	232
Pool # AT2703, 3.50%, 5/1/2033	540	516
Pool # AT2954, 3.50%, 5/1/2033	338	325
Pool # AT4180, 3.50%, 5/1/2033	314	302
Pool # AT4939, 3.50%, 5/1/2033	287	276
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,961
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,914
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,291
Pool # 754922, 5.50%, 9/1/2033	26	27
Pool # 762520, 4.00%, 11/1/2033	133	129
Pool # BS4198, 2.16%, 12/1/2033	8,845	7,396
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,690
Pool # BL3756, 2.92%, 9/1/2034	2,519	2,211
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,264
Pool # AM8922, 3.03%, 6/1/2035	2,137	1,983
Pool # AM9188, 3.12%, 6/1/2035	7,000	6,178
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,765
Pool # 849215, 6.50%, 1/1/2036	16	16
Pool # 872740, 6.50%, 6/1/2036	1	1
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS4368, 2.29%, 1/1/2037	5,036	4,076
Pool # 888796, 6.00%, 9/1/2037	43	43
Pool # AO7225, 4.00%, 7/1/2042	230	220

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AO9352, 4.00%, 7/1/2042	331	317
Pool # MA1125, 4.00%, 7/1/2042	286	274
Pool # AR1397, 3.00%, 1/1/2043	684	620
Pool # MA1711, 4.50%, 12/1/2043	1,141	1,119
Pool # MA1828, 4.50%, 3/1/2044	856	839
Pool # BF0558, 5.00%, 12/1/2049	3,391	3,391
Pool # BF0091, 3.50%, 5/1/2056	890	805
Pool # BF0101, 3.50%, 6/1/2056	2,910	2,637
Pool # BF0300, 4.00%, 8/1/2058	8,023	7,586
Pool # BF0464, 3.50%, 3/1/2060	2,393	2,152
Pool # BF0546, 2.50%, 7/1/2061	3,415	2,796
Pool # BF0560, 2.50%, 9/1/2061	4,320	3,536
Pool # BF0590, 2.50%, 12/1/2061	7,018	5,715
Pool # BF0579, 3.00%, 12/1/2061	5,870	5,022
Pool # BF0583, 4.00%, 12/1/2061	3,997	3,711
Pool # BF0759, 2.50%, 5/1/2062	5,813	4,759
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 1/25/2055 (e)	22,840	19,129
TBA, 3.00%, 1/25/2055 (e)	21,018	18,331
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	13	13
Pool # 486537, 7.50%, 9/15/2028	3	3
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 591882, 6.50%, 7/15/2032	10	10
Pool # 607645, 6.50%, 2/15/2033	20	20
Pool # 607724, 7.00%, 2/15/2033	25	25
Pool # 604209, 6.50%, 4/15/2033	28	29
Pool # 781614, 7.00%, 6/15/2033	31	32
Pool # BM2141, 5.00%, 7/15/2049	462	464
Pool # CO1916, 5.00%, 9/15/2052	2,890	2,945
GNMA II
Pool # CE5524, ARM, 5.77%, 8/20/2071 (g)	2,635	2,745
Pool # CH7776, ARM, 5.48%, 10/20/2071 (g)	3,130	3,232
Pool # CE5546, ARM, 5.67%, 10/20/2071 (g)	5,068	5,256
Pool # CK7234, ARM, 5.43%, 2/20/2072 (g)	2,481	2,558
Pool # CK2783, ARM, 5.60%, 2/20/2072 (g)	4,979	5,172
Pool # CK2799, ARM, 5.60%, 3/20/2072 (g)	4,032	4,193
Pool # CK2810, ARM, 5.57%, 4/20/2072 (g)	4,846	5,038
Pool # CP1819, ARM, 5.72%, 7/20/2072 (g)	3,815	4,006
Pool # CG5357, ARM, 5.60%, 8/20/2072 (g)	1,807	1,874
Pool # CP4923, ARM, 5.83%, 8/20/2072 (g)	5,410	5,666
GNMA II, 30 Year
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	4	4
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	40	39
Pool # 4245, 6.00%, 9/20/2038	304	323
Pool # AK8806, 4.25%, 3/20/2045	840	807
Pool # BM2118, 4.50%, 6/20/2049	146	141
Pool # BO0535, 4.00%, 7/20/2049	1,117	1,047
Pool # BO8227, 5.00%, 7/20/2049	855	865
Pool # BO8229, 5.00%, 7/20/2049	563	572
Pool # BM9734, 4.00%, 10/20/2049	1,317	1,254
Pool # BQ4115, 3.00%, 3/20/2050	2,695	2,390
Pool # 785294, 3.50%, 1/20/2051	3,280	2,960
Pool # CB1543, 3.00%, 2/20/2051	2,282	2,023
Pool # CK2698, 3.00%, 2/20/2052	1,222	1,083
Pool # CK2716, 3.50%, 2/20/2052	3,824	3,451
Pool # CM2161, 3.00%, 3/20/2052	2,364	2,096
Pool # CM2213, 3.00%, 3/20/2052	430	381
Pool # CN2859, 4.50%, 6/20/2052	3,806	3,673
Pool # CO4824, 5.00%, 6/20/2052	1,400	1,399
Pool # CO4865, 5.00%, 7/20/2052	1,825	1,805
Pool # MA8200, 4.00%, 8/20/2052	8,358	7,862
Pool # CO8413, 4.50%, 9/20/2052	4,724	4,560
Pool # MA8343, 2.50%, 10/20/2052 (e)	4,922	4,208
Pool # MA8721, 3.00%, 3/20/2053 (e)	5,993	5,332
Pool # CT7445, 6.00%, 4/20/2053	1,470	1,493
Total Mortgage-Backed Securities (Cost $635,538)		616,753
Asset-Backed Securities — 12.4%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.65%, 12/26/2044 (a) (g)	387	378
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	2,829	1,188
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	400	397
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	166	160
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	340	317
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	481	445
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	138	130
Series 2019-1, Class A, 3.50%, 2/15/2032	2,267	2,016
American Homes 4 Rent Trust
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	3,460	3,440
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,275	1,273
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (a)	3,500	3,437
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (a)	4,000	3,874
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (a)	850	766

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,600	1,503
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,296	2,140
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	2,108	2,106
Bedrock Abs I LLC, 7.95%, 12/27/2037 ‡	2,332	2,399
BG Beta Ltd. (Cayman Islands), 7.12%, 7/16/2054 ‡	2,786	2,815
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	2,998	2,939
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (a)	4,200	4,137
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class B, 5.37%, 10/16/2028	2,240	2,256
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	360	347
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	581	543
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	552	511
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	789	731
Carvana Auto Receivables Trust Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	1,100	1,112
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.73%, 2/16/2026 ‡ (a) (d)	1,058	1,045
Chase Funding Trust Series 2003-6, Class 1A7, 4.88%, 11/25/2034 (d)	196	191
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	891
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	4,080	4,115
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (a)	2,000	1,819
Series 2020-3, Class B, 2.20%, 8/15/2053 (a)	3,180	2,718
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (a)	4,000	4,084
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class C, 8.45%, 2/15/2033 (a)	4,100	4,250
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	3,205	3,285
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	2,500	2,544
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	3,845	3,905
6.95%, 2/15/2034 ‡	6,000	6,004
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	3,085	3,128
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	4,500	4,577
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	4,200	4,143
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	4,000	4,024
CVS Pass-Through Trust
5.93%, 1/10/2034 (a)	638	641
Series 2013, 4.70%, 1/10/2036 (a)	507	475
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.60%, 10/25/2034 (g)	33	33
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	2,700	2,583
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	200	195
Series 2020-1, Class AA, 2.00%, 6/10/2028	265	246
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (a)	2,995	2,995
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	1,919	1,897
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (a)	3,451	3,476
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	1,452	1,483
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (a)	3,500	3,612
Energy Assets, 8.11%, 8/25/2044 ‡	1,054	1,064

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	3,000	2,915
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (a)	3,466	3,402
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	4,000	3,797
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (a)	3,700	3,557
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (a)	5,190	5,321
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (g)	5,000	4,798
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (g)	4,300	3,986
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (g)	3,370	3,133
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (g)	5,950	5,923
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	6,000	5,951
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	3,353	3,379
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (g)	21	18
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (a)	2,361	2,363
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	2,500	2,533
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	2,085	2,117
Series 2024-3A, Class C, 5.21%, 2/18/2031 (a)	2,500	2,516
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (a)	1,135	967
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	2,799	2,757
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	234	214
Grene Energy Senio, 11.00%, 1/25/2026 ‡	164	139
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	1,436	1,423
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	597	536
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	232	208
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	613	563
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 7.40%, 4/20/2037 (a) (g)	1,500	1,500
HINNT LLC Series 2024-A, Class B, 5.84%, 3/15/2043 (a)	3,513	3,538
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (a)	3,525	3,234
Jonah, 7.80%, 11/10/2037 ‡ (a)	2,347	2,322
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	1,707	1,713
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.83%, 8/25/2038 (a) (g)	784	14
Series 2013-2, Class A, IO, 1.73%, 3/25/2039 (a) (g)	745	23
Series 2015-2, Class A, IO, 3.15%, 7/25/2041 (a) (g)	448	45
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (a)	1,795	1,724
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 (a)	5,237	4,878
Series 2022-C, Class B, 7.46%, 2/15/2030 (a)	3,629	3,631
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 (a)	612	612
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	4,220	4,264
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	277	277
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (a)	1,206	1,225
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	1,808	1,840
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	740	717

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.88%, 11/25/2033 (d)	182	176
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	579	568
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	2,288	2,203
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,039	993
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	3,880	3,822
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (a)	5,900	5,978
Pendoor Proper, 0.00%, 2/15/2026 ‡ (a)	4,150	4,067
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.98%, 5/25/2027 (a) (g)	3,450	3,497
Porsche Innovative Lease Owner Trust Series 2024-1A, Class A4, 4.66%, 2/20/2030 (a)	4,230	4,222
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	4,000	4,043
PRET LLC
Series 2021-NPL6, Class A1, 5.49%, 7/25/2051 (a) (d)	910	906
Series 2021-RN3, Class A1, 4.84%, 9/25/2051 (a) (d)	2,811	2,789
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (g)	4,278	4,267
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (a)	4,000	3,828
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (a) (g)	1,892	1,699
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (a)	3,446	3,290
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	2,685	2,631
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	287	70
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	308	278
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (a)	4,415	4,467
RT Fin LLC, 7.85%, 10/15/2043 ‡	2,392	2,420
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3, 4.14%, 2/16/2027	54	54
Series 2022-5, Class D, 5.67%, 12/16/2030	4,700	4,759
Series 2022-6, Class D, 5.69%, 2/18/2031	5,800	5,876
Series 2024-4, Class D, 5.32%, 12/15/2031	1,550	1,546
SCF Equipment Leasing LLC
Series 2022-1A, Class A3, 2.92%, 7/20/2029 (a)	335	332
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	2,280	2,331
Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	3,688	3,781
Series 2023-1A, Class C, 6.77%, 8/22/2033 (a)	3,815	4,032
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (d)	140	117
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (a)	3,293	3,371
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (a)	1,837	1,789
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	601	589
Series 2018-1, Class B, 4.60%, 3/1/2026	366	360
Series 2016-1, Class A, 3.45%, 7/7/2028	495	461
Series 2018-1, Class AA, 3.50%, 3/1/2030	533	503
Series 2018-1, Class A, 3.70%, 3/1/2030	1,203	1,091
Series 2019-1, Class AA, 4.15%, 8/25/2031	762	737
Series 2019-1, Class A, 4.55%, 8/25/2031	682	621
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,028	911
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,485	1,520

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	1,652	1,672
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	70	70
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	4,700	1,891
vMobo, Inc., 7.46%, 7/18/2027 ‡	5,998	5,721
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (d)	882	880
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (d)	1,472	1,469
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (d)	1,191	1,187
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (d)	873	872
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (d)	1,140	1,140
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	4,910	4,930
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	3,400	3,452
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	2,632	2,697
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	3,047	3,129
Wingspire Equipment Finance LLC Series 2024-1A, Class B, 5.06%, 9/20/2032 (a)	4,000	3,993
Total Asset-Backed Securities (Cost $333,315)		328,954
Collateralized Mortgage Obligations — 5.7%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,106	2,154
Series 2005-1CB, Class 1A6, IF, IO, 2.40%, 3/25/2035 (g)	285	19
Series 2005-22T1, Class A2, IF, IO, 0.37%, 6/25/2035 (g)	2,509	140
Series 2005-20CB, Class 3A8, IF, IO, 0.05%, 7/25/2035 (g)	921	28
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	835	717
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	46	19
Series 2005-37T1, Class A2, IF, IO, 0.35%, 9/25/2035 (g)	1,894	86
Series 2005-54CB, Class 1A2, IF, IO, 0.15%, 11/25/2035 (g)	1,318	56
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	523	403
Series 2005-57CB, Class 3A2, IF, IO, 0.40%, 12/25/2035 (g)	381	25
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	243	215
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	844	431
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (g)	4,000	4,078
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	6	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	223	198
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	52	37
Series 2004-2, Class 30, PO, 9/20/2034	61	46
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	119	105
Series 2005-7, Class 30, PO, 11/25/2035	52	52
Series 2005-8, Class 30, PO, 1/25/2036	31	20
Series 2006-A, Class 3A2, 5.06%, 2/20/2036 (g)	79	72
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.57%, 2/25/2034 (g)	21	20
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 7.34%, 10/25/2033 (g)	9	9
Series 2004-1, Class 12A1, 5.25%, 4/25/2034 (g)	120	107
Series 2004-2, Class 14A, 4.55%, 5/25/2034 (g)	17	16
Series 2006-1, Class A1, 6.53%, 2/25/2036 (g)	233	222

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Cfin LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (a)	4,700	4,700
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Series 2004-HYB1, Class 2A, 5.47%, 5/20/2034 (g)	25	23
Series 2004-HYB3, Class 2A, 4.55%, 6/20/2034 (g)	89	82
Series 2004-7, Class 2A1, 5.57%, 6/25/2034 (g)	73	67
Series 2004-HYB6, Class A3, 6.08%, 11/20/2034 (g)	93	89
Series 2005-16, Class A23, 5.50%, 9/25/2035	177	112
Series 2005-22, Class 2A1, 5.19%, 11/25/2035 (g)	572	472
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	26	16
Series 2005-8, Class A, PO, 11/25/2035	47	28
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (g)	9	10
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (g)	9	9
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (g)	150	145
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	8	6
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	5	4
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	10	9
Series 2005-1, Class 2A1A, 3.55%, 2/25/2035 (g)	138	117
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	73	73
Series 2005-5, Class 1A2, 4.73%, 8/25/2035 (g)	142	117
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.63%, 2/25/2033 (g)	137	138
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	30	30
Series 2003-25, Class 1P, PO, 10/25/2033	64	48
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	377	379
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	794	800
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (a) (g)	4,150	4,135
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,747	2,628
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,315	2,056
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,395
Series 2020-1, Class MA, 2.50%, 8/25/2059	5,052	4,614
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,061	2,654
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,519	3,789
Series 2024-1, Class MT, 3.00%, 11/25/2063	2,098	1,730
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,305	5,553
FHLMC, REMIC
Series 3720, Class A, 4.50%, 9/15/2025	2	2
Series 3131, Class BK, 5.50%, 3/15/2026	16	16
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1890, Class H, 7.50%, 9/15/2026	1	1
Series 1899, Class ZE, 8.00%, 9/15/2026	8	8
Series 3229, Class HE, 5.00%, 10/15/2026	15	15
Series 1963, Class Z, 7.50%, 1/15/2027	6	6
Series 1935, Class FL, 5.62%, 2/15/2027 (g)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	6	6
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	6	6
Series 2019, Class Z, 6.50%, 12/15/2027	11	12
Series 2038, Class PN, IO, 7.00%, 3/15/2028	9	1
Series 2040, Class PE, 7.50%, 3/15/2028	16	16
Series 4251, Class KW, 2.50%, 4/15/2028	1,081	1,050
Series 2043, Class CJ, 6.50%, 4/15/2028	3	3
Series 2054, Class PV, 7.50%, 5/15/2028	11	12
Series 2075, Class PM, 6.25%, 8/15/2028	34	34
Series 2075, Class PH, 6.50%, 8/15/2028	30	31
Series 2086, Class GB, 6.00%, 9/15/2028	5	5
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	15	1
Series 2095, Class PE, 6.00%, 11/15/2028	38	38
Series 2125, Class JZ, 6.00%, 2/15/2029	15	15
Series 2136, Class PG, 6.00%, 3/15/2029	16	16
Series 2132, Class SB, IF, 9.02%, 3/15/2029 (g)	3	3
Series 2141, IO, 7.00%, 4/15/2029	4	—
Series 2169, Class TB, 7.00%, 6/15/2029	43	44
Series 2163, Class PC, IO, 7.50%, 6/15/2029	5	—
Series 2172, Class QC, 7.00%, 7/15/2029	38	39
Series 2176, Class OJ, 7.00%, 8/15/2029	31	31
Series 2201, Class C, 8.00%, 11/15/2029	9	9
Series 2209, Class TC, 8.00%, 1/15/2030	14	14
Series 2210, Class Z, 8.00%, 1/15/2030	34	35
Series 2224, Class CB, 8.00%, 3/15/2030	7	8
Series 2230, Class Z, 8.00%, 4/15/2030	17	17
Series 2234, Class PZ, 7.50%, 5/15/2030	16	16
Series 2247, Class Z, 7.50%, 8/15/2030	17	17
Series 2256, Class MC, 7.25%, 9/15/2030	13	14
Series 2259, Class ZM, 7.00%, 10/15/2030	32	33
Series 2262, Class Z, 7.50%, 10/15/2030	4	4
Series 2271, Class PC, 7.25%, 12/15/2030	31	32
Series 2296, Class PD, 7.00%, 3/15/2031	24	25
Series 2313, Class LA, 6.50%, 5/15/2031	10	10
Series 2325, Class PM, 7.00%, 6/15/2031	18	19
Series 2359, Class ZB, 8.50%, 6/15/2031	52	56
Series 2344, Class ZD, 6.50%, 8/15/2031	184	191
Series 2344, Class ZJ, 6.50%, 8/15/2031	21	22
Series 2345, Class NE, 6.50%, 8/15/2031	18	19
Series 2351, Class PZ, 6.50%, 8/15/2031	14	14
Series 2353, Class AZ, 6.00%, 9/15/2031	95	97
Series 2367, Class ME, 6.50%, 10/15/2031	39	41

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2396, Class FM, 5.37%, 12/15/2031 (g)	26	26
Series 2399, Class OH, 6.50%, 1/15/2032	43	44
Series 2399, Class TH, 6.50%, 1/15/2032	49	51
Series 2464, Class SI, IF, IO, 3.08%, 2/15/2032 (g)	95	8
Series 2410, Class QX, IF, IO, 3.73%, 2/15/2032 (g)	17	1
Series 2412, Class SP, IF, 6.26%, 2/15/2032 (g)	41	45
Series 2410, Class NG, 6.50%, 2/15/2032	46	48
Series 2420, Class XK, 6.50%, 2/15/2032	76	79
Series 2410, Class QS, IF, 6.71%, 2/15/2032 (g)	39	43
Series 2444, Class ES, IF, IO, 3.03%, 3/15/2032 (g)	35	3
Series 2450, Class SW, IF, IO, 3.08%, 3/15/2032 (g)	28	3
Series 2430, Class WF, 6.50%, 3/15/2032	94	98
Series 2423, Class MC, 7.00%, 3/15/2032	50	52
Series 2423, Class MT, 7.00%, 3/15/2032	41	43
Series 2435, Class CJ, 6.50%, 4/15/2032	56	59
Series 2434, Class TC, 7.00%, 4/15/2032	51	53
Series 2436, Class MC, 7.00%, 4/15/2032	23	24
Series 2455, Class GK, 6.50%, 5/15/2032	113	118
Series 2450, Class GZ, 7.00%, 5/15/2032	36	37
Series 2462, Class JG, 6.50%, 6/15/2032	52	54
Series 2466, Class PH, 6.50%, 6/15/2032	87	90
Series 2474, Class NR, 6.50%, 7/15/2032	50	52
Series 2484, Class LZ, 6.50%, 7/15/2032	56	58
Series 2500, Class MC, 6.00%, 9/15/2032	44	46
Series 2835, Class QO, PO, 12/15/2032	7	7
Series 2543, Class YX, 6.00%, 12/15/2032	103	107
Series 2544, Class HC, 6.00%, 12/15/2032	84	87
Series 2552, Class ME, 6.00%, 1/15/2033	126	130
Series 2567, Class QD, 6.00%, 2/15/2033	130	135
Series 2575, Class ME, 6.00%, 2/15/2033	321	332
Series 2596, Class QG, 6.00%, 3/15/2033	72	75
Series 2586, Class WI, IO, 6.50%, 3/15/2033	32	5
Series 2692, Class SC, IF, 3.45%, 7/15/2033 (g)	24	25
Series 4240, Class B, 3.00%, 8/15/2033	2,236	2,131
Series 3920, Class LP, 5.00%, 1/15/2034	290	293
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 3611, PO, 7/15/2034	20	17
Series 2990, Class UZ, 5.75%, 6/15/2035	767	794
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,225
Series 3014, Class OD, PO, 8/15/2035	21	18
Series 3085, Class WF, 5.72%, 8/15/2035 (g)	49	50
Series 3047, Class OD, 5.50%, 10/15/2035	222	226
Series 3074, Class BH, 5.00%, 11/15/2035	62	63
Series 3064, Class MC, 5.50%, 11/15/2035	2,620	2,713
Series 3102, Class FB, 5.22%, 1/15/2036 (g)	19	19
Series 3102, Class HS, IF, 6.53%, 1/15/2036 (g)	9	9
Series 3117, Class EO, PO, 2/15/2036	117	102
Series 3117, Class OK, PO, 2/15/2036	72	62

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3134, PO, 3/15/2036	18	15
Series 3152, Class MO, PO, 3/15/2036	94	81
Series 3122, Class ZB, 6.00%, 3/15/2036	33	35
Series 3138, PO, 4/15/2036	91	78
Series 3607, Class BO, PO, 4/15/2036	41	36
Series 3219, Class DI, IO, 6.00%, 4/15/2036	63	11
Series 3819, Class ZQ, 6.00%, 4/15/2036	393	411
Series 3149, Class SO, PO, 5/15/2036	18	15
Series 3233, Class OP, PO, 5/15/2036	27	23
Series 3171, Class MO, PO, 6/15/2036	11	10
Series 3179, Class OA, PO, 7/15/2036	78	67
Series 3194, Class SA, IF, IO, 2.18%, 7/15/2036 (g)	18	2
Series 3211, Class SO, PO, 9/15/2036	90	78
Series 3218, Class AO, PO, 9/15/2036	44	35
Series 3232, Class ST, IF, IO, 1.78%, 10/15/2036 (g)	122	10
Series 3256, PO, 12/15/2036	59	49
Series 3261, Class OA, PO, 1/15/2037	69	57
Series 3260, Class CS, IF, IO, 1.22%, 1/15/2037 (g)	118	11
Series 3274, Class JO, PO, 2/15/2037	20	17
Series 3275, Class FL, 5.36%, 2/15/2037 (g)	15	15
Series 3290, Class SB, IF, IO, 1.53%, 3/15/2037 (g)	170	13
Series 3318, Class AO, PO, 5/15/2037	3	2
Series 3607, PO, 5/15/2037	89	73
Series 3315, Class HZ, 6.00%, 5/15/2037	69	72
Series 3326, Class JO, PO, 6/15/2037	5	5
Series 3331, PO, 6/15/2037	63	53
Series 3607, Class OP, PO, 7/15/2037	205	171
Series 4048, Class FJ, 5.73%, 7/15/2037 (g)	210	207
Series 3385, Class SN, IF, IO, 1.08%, 11/15/2037 (g)	24	2
Series 3387, Class SA, IF, IO, 1.50%, 11/15/2037 (g)	107	8
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	454	4
Series 3404, Class SC, IF, IO, 1.08%, 1/15/2038 (g)	154	13
Series 3424, Class PI, IF, IO, 1.88%, 4/15/2038 (g)	131	13
Series 3481, Class SJ, IF, IO, 0.93%, 8/15/2038 (g)	149	13
Series 3511, Class SA, IF, IO, 1.08%, 2/15/2039 (g)	109	8
Series 3549, Class FA, 6.12%, 7/15/2039 (g)	8	8
Series 3621, Class BO, PO, 1/15/2040	63	54
Series 3747, Class PY, 4.00%, 10/15/2040	562	545
Series 3925, Class FL, 5.37%, 1/15/2041 (g)	34	34
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (g)	63	60
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	194	195
Series 3957, Class B, 4.00%, 11/15/2041	68	66
Series 3966, Class NA, 4.00%, 12/15/2041	179	174
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,031
Series 4928, Class PB, 2.50%, 9/25/2048	379	340
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	138	24
Series 233, Class 13, IO, 5.00%, 9/15/2035	199	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 299, Class 300, 3.00%, 1/15/2043	989	902
Series 310, PO, 9/15/2043	521	396
Series 323, Class 300, 3.00%, 1/15/2044	747	684
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.35%, 7/25/2032 (g)	174	160
Series T-76, Class 2A, 2.35%, 10/25/2037 (g)	431	383
Series T-51, Class 2A, 7.50%, 8/25/2042 (g)	138	146
Series T-54, Class 2A, 6.50%, 2/25/2043	771	783
Series T-54, Class 3A, 7.00%, 2/25/2043	214	224
Series T-58, Class A, PO, 9/25/2043	56	38
Series T-59, Class 1AP, PO, 10/25/2043	126	66
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.88%, 10/25/2034 (g)	62	62
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	323	154
Series 2007-FA4, Class 1A2, IF, IO, 0.95%, 8/25/2037 (g)	811	61
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	48	50
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	74	77
Series 2004-W15, Class 2AF, 5.10%, 8/25/2044 (g)	111	110
Series 2005-W3, Class 2AF, 5.07%, 3/25/2045 (g)	313	310
Series 2006-W2, Class 1AF1, 5.07%, 2/25/2046 (g)	100	99
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,812	4,605
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	313	330
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	184	190
FNMA, REMIC
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 1997-29, Class J, 7.50%, 4/20/2027	3	3
Series 1997-39, Class PD, 7.50%, 5/20/2027	15	15
Series 1997-42, Class ZC, 6.50%, 7/18/2027	1	1
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	8	8
Series 1999-18, Class Z, 5.50%, 4/18/2029	3	3
Series 1999-17, Class C, 6.35%, 4/25/2029	7	7
Series 1999-62, Class PB, 7.50%, 12/18/2029	8	9
Series 2000-2, Class ZE, 7.50%, 2/25/2030	28	29
Series 2000-20, Class SA, IF, IO, 4.25%, 7/25/2030 (g)	1	—
Series 2000-52, IO, 8.50%, 1/25/2031	4	—
Series 2001-7, Class PF, 7.00%, 3/25/2031	4	4
Series 2011-31, Class DB, 3.50%, 4/25/2031	574	558
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	39	5
Series 2001-30, Class PM, 7.00%, 7/25/2031	31	32
Series 2001-36, Class DE, 7.00%, 8/25/2031	35	36
Series 2001-49, Class Z, 6.50%, 9/25/2031	12	12
Series 2001-44, Class MY, 7.00%, 9/25/2031	86	89
Series 2001-44, Class PD, 7.00%, 9/25/2031	8	8
Series 2001-44, Class PU, 7.00%, 9/25/2031	13	14
Series 2001-52, Class KB, 6.50%, 10/25/2031	13	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-52, Class SX, IF, 8.40%, 10/25/2031 (g)	18	21
Series 2001-61, Class Z, 7.00%, 11/25/2031	125	129
Series 2001-72, Class SX, IF, 6.17%, 12/25/2031 (g)	2	2
Series 2002-1, Class SA, IF, 9.43%, 2/25/2032 (g)	6	7
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	71	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (g)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	3	3
Series 2002-21, Class PE, 6.50%, 4/25/2032	32	33
Series 2002-28, Class PK, 6.50%, 5/25/2032	80	83
Series 2012-66, Class CB, 3.00%, 6/25/2032	1,989	1,905
Series 2002-37, Class Z, 6.50%, 6/25/2032	23	23
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	67	5
Series 2002-48, Class GH, 6.50%, 8/25/2032	108	112
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	14	15
Series 2004-59, Class BG, PO, 12/25/2032	41	36
Series 2002-77, Class S, IF, 5.59%, 12/25/2032 (g)	18	20
Series 2003-22, Class UD, 4.00%, 4/25/2033	422	412
Series 2003-35, Class UC, 3.75%, 5/25/2033	2	2
Series 2003-42, Class GB, 4.00%, 5/25/2033	39	38
Series 2003-34, Class AX, 6.00%, 5/25/2033	79	82
Series 2003-34, Class ED, 6.00%, 5/25/2033	343	354
Series 2003-39, IO, 6.00%, 5/25/2033 (g)	15	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	123	18
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	247	18
Series 2003-47, Class PE, 5.75%, 6/25/2033	74	76
Series 2003-64, Class SX, IF, 1.33%, 7/25/2033 (g)	17	16
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-71, Class DS, IF, 0.84%, 8/25/2033 (g)	161	151
Series 2003-74, Class SH, IF, 1.44%, 8/25/2033 (g)	39	38
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	144	19
Series 2003-91, Class SD, IF, 4.42%, 9/25/2033 (g)	27	27
Series 2013-101, Class AE, 3.00%, 10/25/2033	2,033	1,936
Series 2013-101, Class E, 3.00%, 10/25/2033	1,895	1,795
Series 2013-108, Class GU, 3.00%, 10/25/2033	2,378	2,268
Series 2003-116, Class SB, IF, IO, 2.75%, 11/25/2033 (g)	164	14
Series 2006-44, Class P, PO, 12/25/2033	337	288
Series 2003-130, Class SX, IF, 4.25%, 1/25/2034 (g)	2	2
Series 2004-25, Class SA, IF, 6.19%, 4/25/2034 (g)	59	64
Series 2004-46, Class SK, IF, 3.17%, 5/25/2034 (g)	100	102
Series 2004-46, Class QB, IF, 4.61%, 5/25/2034 (g)	65	70
Series 2004-36, Class SA, IF, 6.19%, 5/25/2034 (g)	153	166
Series 2004-51, Class SY, IF, 4.54%, 7/25/2034 (g)	32	31
Series 2005-74, Class CS, IF, 6.69%, 5/25/2035 (g)	3	3
Series 2005-56, Class S, IF, IO, 1.86%, 7/25/2035 (g)	168	15
Series 2005-66, Class SG, IF, 5.25%, 7/25/2035 (g)	54	57
Series 2005-68, Class PG, 5.50%, 8/25/2035	138	140
Series 2005-84, Class XM, 5.75%, 10/25/2035	308	316
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,357	1,403

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-109, Class PC, 6.00%, 12/25/2035	84	85
Series 2006-16, Class OA, PO, 3/25/2036	51	45
Series 2006-22, Class AO, PO, 4/25/2036	91	80
Series 2006-23, Class KO, PO, 4/25/2036	13	11
Series 2006-44, Class GO, PO, 6/25/2036	137	119
Series 2006-53, Class US, IF, IO, 1.73%, 6/25/2036 (g)	200	20
Series 2006-56, PO, 7/25/2036	101	88
Series 2006-58, PO, 7/25/2036	60	51
Series 2006-58, Class AP, PO, 7/25/2036	123	106
Series 2006-65, Class QO, PO, 7/25/2036	92	78
Series 2006-56, Class FC, 5.14%, 7/25/2036 (g)	179	177
Series 2006-58, Class FL, 5.31%, 7/25/2036 (g)	15	15
Series 2006-60, Class DZ, 6.50%, 7/25/2036	2,276	2,379
Series 2006-72, Class TO, PO, 8/25/2036	15	13
Series 2006-79, Class DO, PO, 8/25/2036	70	58
Series 2007-7, Class SG, IF, IO, 1.65%, 8/25/2036 (g)	785	91
Series 2006-77, Class PC, 6.50%, 8/25/2036	153	157
Series 2006-90, Class AO, PO, 9/25/2036	38	33
Series 2008-42, Class AO, PO, 9/25/2036	30	26
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	368	67
Series 2006-109, PO, 11/25/2036	33	28
Series 2006-110, PO, 11/25/2036	163	139
Series 2006-111, Class EO, PO, 11/25/2036	22	19
Series 2006-124, Class HB, 6.47%, 11/25/2036 (g)	312	331
Series 2006-119, PO, 12/25/2036	24	21
Series 2006-118, Class A2, 5.03%, 12/25/2036 (g)	93	91
Series 2009-70, Class CO, PO, 1/25/2037	162	135
Series 2006-128, Class BP, 5.50%, 1/25/2037	19	19
Series 2007-14, Class ES, IF, IO, 1.59%, 3/25/2037 (g)	252	24
Series 2007-77, Class FG, 5.35%, 3/25/2037 (g)	26	26
Series 2007-16, Class FC, 5.60%, 3/25/2037 (g)	35	35
Series 2007-42, Class AO, PO, 5/25/2037	5	5
Series 2007-48, PO, 5/25/2037	38	33
Series 2007-60, Class AX, IF, IO, 2.30%, 7/25/2037 (g)	716	97
Series 2007-81, Class GE, 6.00%, 8/25/2037	82	85
Series 2007-88, Class VI, IF, IO, 1.69%, 9/25/2037 (g)	502	52
Series 2007-91, Class ES, IF, IO, 1.61%, 10/25/2037 (g)	386	37
Series 2007-116, Class HI, IO, 1.47%, 1/25/2038 (g)	217	12
Series 2008-1, Class BI, IF, IO, 1.06%, 2/25/2038 (g)	119	10
Series 2008-16, Class IS, IF, IO, 1.35%, 3/25/2038 (g)	51	4
Series 2008-10, Class XI, IF, IO, 1.38%, 3/25/2038 (g)	126	10
Series 2008-27, Class SN, IF, IO, 2.05%, 4/25/2038 (g)	58	6
Series 2008-44, PO, 5/25/2038	5	4
Series 2008-53, Class CI, IF, IO, 2.35%, 7/25/2038 (g)	63	6
Series 2008-80, Class SA, IF, IO, 1.00%, 9/25/2038 (g)	164	14
Series 2008-81, Class SB, IF, IO, 1.00%, 9/25/2038 (g)	247	15
Series 2009-6, Class GS, IF, IO, 1.70%, 2/25/2039 (g)	158	15
Series 2009-60, Class HT, 6.00%, 8/25/2039	151	159

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-99, Class SC, IF, IO, 1.33%, 12/25/2039 (g)	43	3
Series 2009-103, Class MB, 7.16%, 12/25/2039 (g)	69	69
Series 2010-49, Class SC, IF, 2.96%, 3/25/2040 (g)	113	106
Series 2010-64, Class DM, 5.00%, 6/25/2040	45	45
Series 2010-71, Class HJ, 5.50%, 7/25/2040	103	106
Series 2010-147, Class SA, IF, IO, 1.68%, 1/25/2041 (g)	519	74
Series 2011-30, Class LS, IO, 0.86%, 4/25/2041 (g)	177	10
Series 2011-75, Class FA, 5.40%, 8/25/2041 (g)	31	31
Series 2011-118, Class MT, 7.00%, 11/25/2041	137	144
Series 2011-130, Class CA, 6.00%, 12/25/2041	361	375
Series 2013-81, Class TA, 3.00%, 2/25/2043	516	502
Series 2013-92, PO, 9/25/2043	446	332
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,532
Series 2013-101, Class DO, PO, 10/25/2043	754	553
Series 2013-128, PO, 12/25/2043	791	585
Series 2011-2, Class WA, 5.83%, 2/25/2051 (g)	84	87
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 10.09%, 7/25/2037 (g)	5	6
Series 2003-W4, Class 2A, 5.24%, 10/25/2042 (g)	26	26
Series 2003-W1, Class 1A1, 4.76%, 12/25/2042 (g)	227	224
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (g)	100	100
Series 2009-W1, Class A, 6.00%, 12/25/2049	155	159
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.26%, 6/27/2036 (g)	157	158
Series 2007-54, Class FA, 5.25%, 6/25/2037 (g)	92	90
Series 2007-106, Class A7, 6.01%, 10/25/2037 (g)	50	50
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	14	12
Series 345, Class 6, IO, 5.00%, 12/25/2033 (g)	22	3
Series 351, Class 7, IO, 5.00%, 4/25/2034 (g)	74	8
Series 355, Class 11, IO, 6.00%, 7/25/2034	66	8
Series 365, Class 8, IO, 5.50%, 5/25/2036	101	19
Series 374, Class 5, IO, 5.50%, 8/25/2036	52	9
Series 393, Class 6, IO, 5.50%, 4/25/2037	18	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	25	5
Series 383, Class 33, IO, 6.00%, 1/25/2038	66	12
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.64%, 6/19/2035 (g)	200	195
GNMA
Series 2001-35, Class SA, IF, IO, 3.53%, 8/16/2031 (g)	29	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	161	160
Series 2003-58, Class BE, 6.50%, 1/20/2033	216	215
Series 2003-12, Class SP, IF, IO, 2.98%, 2/20/2033 (g)	52	—
Series 2003-46, Class MG, 6.50%, 5/20/2033	167	166
Series 2003-52, Class AP, PO, 6/16/2033	43	37
Series 2003-112, Class SA, IF, IO, 1.83%, 12/16/2033 (g)	184	—
Series 2004-28, Class S, IF, 6.67%, 4/16/2034 (g)	73	80
Series 2004-90, Class SI, IF, IO, 1.38%, 10/20/2034 (g)	243	13
Series 2005-68, Class DP, IF, 5.05%, 6/17/2035 (g)	19	20

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-14, Class CO, PO, 8/20/2035	83	74
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (g)	379	42
Series 2005-68, Class KI, IF, IO, 1.58%, 9/20/2035 (g)	550	47
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	81	8
Series 2006-16, Class OP, PO, 3/20/2036	38	34
Series 2006-38, Class ZK, 6.50%, 8/20/2036	453	452
Series 2006-59, Class SD, IF, IO, 1.98%, 10/20/2036 (g)	136	8
Series 2006-65, Class SA, IF, IO, 2.08%, 11/20/2036 (g)	198	—
Series 2011-22, Class WA, 5.82%, 2/20/2037 (g)	176	181
Series 2007-17, Class JO, PO, 4/16/2037	38	32
Series 2007-17, Class JI, IF, IO, 2.09%, 4/16/2037 (g)	351	31
Series 2007-19, Class SD, IF, IO, 1.48%, 4/20/2037 (g)	184	4
Series 2007-28, Class BO, PO, 5/20/2037	39	35
Series 2007-26, Class SC, IF, IO, 1.48%, 5/20/2037 (g)	154	5
Series 2007-27, Class SA, IF, IO, 1.48%, 5/20/2037 (g)	164	6
Series 2007-36, Class SE, IF, IO, 1.75%, 6/16/2037 (g)	96	2
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,370	1,413
Series 2007-40, Class SB, IF, IO, 2.03%, 7/20/2037 (g)	343	16
Series 2007-42, Class SB, IF, IO, 2.03%, 7/20/2037 (g)	203	9
Series 2007-53, Class SW, IF, 6.04%, 9/20/2037 (g)	17	18
Series 2009-79, Class OK, PO, 11/16/2037	56	49
Series 2007-73, Class MI, IF, IO, 1.28%, 11/20/2037 (g)	114	2
Series 2007-76, Class SA, IF, IO, 1.81%, 11/20/2037 (g)	225	5
Series 2007-72, Class US, IF, IO, 1.83%, 11/20/2037 (g)	109	2
Series 2007-79, Class SY, IF, IO, 1.83%, 12/20/2037 (g)	99	2
Series 2008-2, Class NS, IF, IO, 1.82%, 1/16/2038 (g)	211	10
Series 2008-2, Class MS, IF, IO, 2.44%, 1/16/2038 (g)	63	5
Series 2008-10, Class S, IF, IO, 1.11%, 2/20/2038 (g)	121	2
Series 2008-36, Class SH, IF, IO, 1.58%, 4/20/2038 (g)	165	—
Series 2008-40, Class SA, IF, IO, 1.68%, 5/16/2038 (g)	864	56
Series 2008-55, Class SA, IF, IO, 1.48%, 6/20/2038 (g)	94	3
Series 2008-71, Class SC, IF, IO, 1.28%, 8/20/2038 (g)	42	—
Series 2009-25, Class SE, IF, IO, 2.88%, 9/20/2038 (g)	79	3
Series 2008-93, Class AS, IF, IO, 0.98%, 12/20/2038 (g)	123	7
Series 2009-6, Class SA, IF, IO, 1.38%, 2/16/2039 (g)	112	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	252	9
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	111	8
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	109	10
Series 2009-22, Class SA, IF, IO, 1.55%, 4/20/2039 (g)	210	13
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	55	4
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	58	6
Series 2009-43, Class SA, IF, IO, 1.23%, 6/20/2039 (g)	104	4
Series 2009-72, Class SM, IF, IO, 1.53%, 8/16/2039 (g)	226	16
Series 2010-31, Class NO, PO, 3/20/2040	383	324
Series 2013-75, Class WA, 5.12%, 6/20/2040 (g)	487	493
Series 2010-130, Class CP, 7.00%, 10/16/2040	62	66
Series 2010-157, Class OP, PO, 12/20/2040	418	353
Series 2011-75, Class SM, IF, IO, 1.88%, 5/20/2041 (g)	287	18

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-188, Class W, 4.56%, 10/20/2041 (g)	216	215
Series 2012-141, Class WC, 3.72%, 1/20/2042 (g)	144	135
Series 2013-54, Class WA, 4.89%, 11/20/2042 (g)	875	882
Series 2013-91, Class WA, 4.43%, 4/20/2043 (g)	466	444
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,216
Series 2018-160, Class PA, 3.50%, 7/20/2046	778	762
Series 2022-9, Class P, 2.00%, 9/20/2051	5,853	5,104
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,378	1,217
Series 2012-H24, Class FG, 5.40%, 4/20/2060 (g)	2	2
Series 2013-H03, Class FA, 5.27%, 8/20/2060 (g)	—	—
Series 2012-H21, Class CF, 5.67%, 5/20/2061 (g)	7	7
Series 2013-H05, Class FB, 5.19%, 2/20/2062 (g)	9	9
Series 2012-H15, Class FA, 5.42%, 5/20/2062 (g)	—	—
Series 2012-H26, Class MA, 5.52%, 7/20/2062 (g)	3	3
Series 2012-H28, Class FA, 5.55%, 9/20/2062 (g)	2	2
Series 2012-H29, Class FA, 5.49%, 10/20/2062 (g)	86	86
Series 2012-H31, Class FD, 5.31%, 12/20/2062 (g)	257	256
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
Series 2013-H08, Class FC, 5.42%, 2/20/2063 (g)	178	177
Series 2013-H07, Class HA, 5.38%, 3/20/2063 (g)	192	191
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	9
Series 2013-H18, Class JA, 5.57%, 8/20/2063 (g)	269	269
Series 2014-H01, Class FD, 5.62%, 1/20/2064 (g)	88	88
Series 2024-57, Class PT, 4.50%, 4/20/2064	4,576	4,427
Series 2014-H09, Class TA, 5.57%, 4/20/2064 (g)	93	93
Series 2015-H15, Class FD, 5.41%, 6/20/2065 (g)	657	656
Series 2015-H15, Class FJ, 5.41%, 6/20/2065 (g)	1,382	1,379
Series 2015-H16, Class FG, 5.41%, 7/20/2065 (g)	1,036	1,034
Series 2015-H23, Class FB, 5.49%, 9/20/2065 (g)	1,004	1,003
Series 2015-H32, Class FH, 5.63%, 12/20/2065 (g)	719	719
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (g)	3,479	153
Series 2021-H14, Class CF, 6.16%, 9/20/2071 (g)	4,556	4,668
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (g)	234	224
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (g)	338	2
Series 2005-RP3, Class 1AF, 5.05%, 9/25/2035 (a) (g)	447	380
Series 2006-RP2, Class 1AS2, IF, IO, 1.16%, 4/25/2036 ‡ (a) (g)	1,293	68
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	70	72
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	36	36
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	50	49
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	241	236
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	645	285
Impac CMB Trust
Series 2004-7, Class 1A1, 5.44%, 11/25/2034 (g)	172	169
Series 2005-4, Class 2A1, 5.30%, 5/25/2035 (g)	50	47

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.40%, 5/25/2036 (g)	44	40
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 7.13%, 11/25/2033 (g)	57	56
Series 2006-A3, Class 6A1, 5.22%, 8/25/2034 (g)	17	17
Series 2006-A2, Class 4A1, 7.30%, 8/25/2034 (g)	82	83
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.76%, 4/25/2036 (g)	176	111
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	419	124
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.90%, 4/21/2034 (g)	55	53
Series 2004-4, Class 2A1, 6.80%, 5/25/2034 (g)	22	21
Series 2004-13, Class 3A7, 6.42%, 11/21/2034 (g)	129	122
Series 2004-15, Class 3A1, 7.05%, 12/25/2034 (g)	36	35
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	13
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	44	46
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	112	104
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	74	75
Series 2004-6, Class 30, PO, 7/25/2034	86	66
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	144	141
Series 2004-7, Class 30, PO, 8/25/2034	43	30
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	6	3
Series 2004-1, Class 30, PO, 2/25/2034	6	5
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.05%, 5/25/2035 (a) (g)	1,056	528
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	41	31
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.32%, 10/25/2028 (g)	21	20
Series 2003-F, Class A1, 5.34%, 10/25/2028 (g)	126	119
Series 2004-A, Class A1, 5.16%, 4/25/2029 (g)	37	34
Series 2004-1, Class 2A1, 5.85%, 12/25/2034 (g)	64	61
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (g)	128	115
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (d)	4,330	4,366
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (d)	3,545	3,501
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	7	7
Series 2003-A1, Class A2, 6.00%, 5/25/2033	20	20
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (g)	3,902	3,670
RALI Trust
Series 2002-QS16, Class A3, IF, 6.79%, 10/25/2017 ‡ (g)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.85%, 5/25/2018 ‡ (g)	—	— (h)
Series 2004-QA6, Class NB2, 4.47%, 12/26/2034 (g)	180	167
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 5.38%, 10/19/2034 (g)	95	90

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.34%, 9/25/2043 (g)	51	49
Series 2004-4, Class 3A, 5.77%, 12/25/2044 (g)	122	116
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (g)	5,162	4,526
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	43	43
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	25	25
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	59	60
Series 1998-1, Class 2E, 7.00%, 3/15/2028	103	103
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	234	234
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,237	1,234
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (a) (d)	3,056	3,035
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	251	242
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.26%, 8/25/2033 (g)	17	17
Series 2003-AR9, Class 1A6, 6.57%, 9/25/2033 (g)	307	306
Series 2003-AR9, Class 2A, 6.80%, 9/25/2033 (g)	21	20
Series 2003-S9, Class P, PO, 10/25/2033	8	6
Series 2003-S9, Class A8, 5.25%, 10/25/2033	151	147
Series 2004-AR3, Class A1, 5.71%, 6/25/2034 (g)	22	20
Series 2004-AR3, Class A2, 5.71%, 6/25/2034 (g)	18	17
Series 2006-AR10, Class 2P, 4.48%, 9/25/2036 (g)	39	35
Series 2006-AR12, Class 2P, 4.31%, 10/25/2036 (g)	36	31
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 0.30%, 4/25/2035 (g)	325	11
Series 2005-2, Class 1A4, IF, IO, 0.35%, 4/25/2035 (g)	1,695	55
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	514	80
Series 2005-4, Class CB7, 5.50%, 6/25/2035	509	447
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	451	68
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	91	79
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	582	505
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	75	66
Total Collateralized Mortgage Obligations (Cost $157,056)		153,057
Commercial Mortgage-Backed Securities — 3.2%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (g)	1,300	817
Commercial Mortgage Trust Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	3,500	3,378
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.53%, 7/25/2041 (a) (g)	5,496	5,304
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,399
Series K070, Class A2, 3.30%, 11/25/2027 (g)	1,748	1,694
Series K754, Class AM, 4.94%, 11/25/2030 (g)	1,740	1,772
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,548
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,770
Series K-150, Class A2, 3.71%, 9/25/2032 (g)	4,145	3,916
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (g)	848	815
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	5,531	5,369

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	2,895	2,800
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (g)	2,324	2,242
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (g)	3,276	3,167
Series 2017-M5, Class A2, 3.09%, 4/25/2029 (g)	1,918	1,812
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,154	1,068
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (g)	17,699	871
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (g)	5,230	4,429
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (g)	6,802	5,975
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (g)	4,225	3,995
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (g)	3,290	3,248
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	59	59
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (g)	3,166	222
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 7.46%, 1/25/2029 (a) (g)	2,217	2,207
Series 2020-K737, Class B, 3.44%, 1/25/2053 (a) (g)	550	531
Series 2019-K96, Class C, 3.94%, 8/25/2056 (a) (g)	5,500	5,058
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	998	908
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	2,050	1,783
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,685	1,947
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	2,600	2,528
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	615	586
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	1,650	1,655
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (a)	3,000	3,047
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	3,935	3,372
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	71	70
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (g)	400	341
Total Commercial Mortgage-Backed Securities (Cost $89,112)		84,703
Municipal Bonds — 0.4% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	385	419
State of California, Various Purpose, GO, 7.30%, 10/1/2039	350	411
Total California		830
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	371
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,942
Series 165, Rev., 5.65%, 11/1/2040	440	468
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,858
Total New York		4,639
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,295	1,570

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,447
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	200	195
Total Ohio		3,212
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	556
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	635	647
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,183
Total Texas		1,830
Total Municipal Bonds (Cost $11,061)		11,067
U.S. Government Agency Securities — 0.3%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,675
4.63%, 9/15/2060	304	287
Tennessee Valley Authority STRIPS DN, 5.82%, 6/15/2035 (f)	800	479
Total U.S. Government Agency Securities (Cost $9,217)		8,441
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (a)	622	509
3.45%, 2/2/2061 (a)	550	359
Republic of Chile 2.55%, 1/27/2032	497	427
Republic of Peru 5.63%, 11/18/2050	88	87
Republic of Poland 5.50%, 3/18/2054	921	890
United Mexican States
3.75%, 1/11/2028	1,216	1,169
2.66%, 5/24/2031	1,075	896
3.50%, 2/12/2034	1,252	1,030
4.60%, 1/23/2046	2,113	1,618
6.34%, 5/4/2053	310	290
3.77%, 5/24/2061	772	474
Total Foreign Government Securities (Cost $9,529)		7,749
Loan Assignments — 0.1% (b) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (6-MONTH CME TERM SOFR), 3.88%, 1/15/2031 (Cost $2,552)	2,531	2,392

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.4%
Investment Companies — 4.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (k) (l) (Cost $116,453)	116,416	116,462
Total Investments — 100.9% (Cost $2,803,848)		2,682,849
Liabilities in Excess of Other Assets — (0.9)%		(24,440)
NET ASSETS — 100.0%		2,658,409

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $761 or 0.03% of the Fund’s net
assets as of November 30, 2024.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	The rate shown is the effective yield as of November 30, 2024.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	447	03/20/2025	USD	49,715	638
U.S. Treasury 10 Year Ultra Note	211	03/20/2025	USD	24,232	435
U.S. Treasury Ultra Bond	120	03/20/2025	USD	15,281	556
U.S. Treasury 2 Year Note	40	03/31/2025	USD	8,245	21
U.S. Treasury 5 Year Note	1,183	03/31/2025	USD	127,330	970
					2,620
Short Contracts
U.S. Treasury Long Bond	(97)	03/20/2025	USD	(11,598)	(301)
					2,319

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$265,195	$63,759	$328,954
Collateralized Mortgage Obligations	—	141,175	11,882	153,057
Commercial Mortgage-Backed Securities	—	82,175	2,528	84,703
Corporate Bonds	—	699,390	—	699,390
Foreign Government Securities	—	7,749	—	7,749
Loan Assignments	—	2,392	—	2,392
Mortgage-Backed Securities	—	616,753	—	616,753
Municipal Bonds	—	11,067	—	11,067
U.S. Government Agency Securities	—	8,441	—	8,441
U.S. Treasury Obligations	—	653,881	—	653,881
Short-Term Investments
Investment Companies	116,462	—	—	116,462
Total Investments in Securities	$116,462	$2,488,218	$78,169	$2,682,849
Appreciation in Other Financial Instruments
Futures Contracts	$2,620	$—	$—	$2,620
Depreciation in Other Financial Instruments
Futures Contracts	(301)	—	—	(301)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,319	$—	$—	$2,319
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$57,344	$—	$893	$2	$14,140	$(18,736)	$6,000	$—	$4,116	$63,759
Collateralized Mortgage Obligations	10,485	—	118	(5)	8,700	(3,300)	—	—	(4,116)	11,882
Commercial Mortgage-Backed Securities	2,470	—	58	—	—	—	—	—	—	2,528
Total	$70,299	$—	$1,069	$(3)	$22,840	$(22,036)	$6,000	$—	$—	$78,169

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $487.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$9,813	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.75% - 11.42% (10.06%)

Asset-Backed Securities	9,813
	7,267	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.05%)
			Constant Default Rate	0.00% - 1.61% (0.01%)
			Yield (Discount Rate of Cash Flows)	13.85% - 20.00% (19.94%)

Collateralized Mortgage Obligations	7,267
Total	$17,080

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $61,089. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (a) (b)	$39,811	$515,982	$439,343	$2	$10	$116,462	116,416	$2,385	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.